Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 01, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	TEMPUR PEDIC INTERNATIONAL INC
Entity Central Index Key	0001206264
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,392,769,264
Entity Common Stock, Shares Outstanding		59,786,878
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Net sales	$ 1,402.9	$ 1,417.9	$ 1,105.4
Cost of sales	688.3	674.8	550
Gross profit	714.6	743.1	555.4
Selling and marketing expenses	319.1	276.9	199.7
General, administrative and other expenses	147.2	125.7	109.8
Operating income	248.3	340.5	245.9
Other expense, net:
Interest expense, net	(18.8)	(11.9)	(14.5)
Other expense, net	(0.3)	(0.2)	(0.5)
Total other expense	(19.1)	(12.1)	(15)
Income before income taxes	229.2	328.4	230.9
Income tax provision (benefit)	122.4	108.8	73.7
Net income	$ 106.8	$ 219.6	$ 157.2
Earnings per common share:
Basic (in dollars per share)	$ 1.74	$ 3.27	$ 2.23
Diluted (in dollars per share)	$ 1.7	$ 3.18	$ 2.16
Weighted average common shares outstanding:
Basic (in shares)	61.5	67.1	70.3
Diluted (in shares)	62.9	69.1	72.8

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 106.8	$ 219.6	$ 157.2
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments, net of tax of $(2.7) in 2012	8.2	(7.8)	(1.5)
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax of $(0.7), $(0.5) and $2.1, respectively	(1.1)	(0.7)	3.3
Other comprehensive income (loss), net of tax	7.1	(8.5)	1.8
Comprehensive income	$ 113.9	$ 211.1	$ 159

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other comprehensive income (loss), net of tax:
Foreign Currency Translation Adjustment, Tax	$ (2.7)
Derivative instruments accounted for as hedges, tax effect	$ (0.7)	$ (0.5)	$ 2.1

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 179.3	$ 111.4
Accounts receivable, net	129.8	142.4
Inventories	93	91.2
Receivable from escrow	375	0
Prepaid expenses and other current assets	41.4	20.1
Deferred income taxes	2.6	14.7
Total Current Assets	821.1	379.8
Property, plant and equipment, net	186	160.5
Goodwill	216.1	213.3
Other intangible assets, net	63.1	66.5
Deferred income taxes	10.4	9.1
Other non-current assets	16.3	9
Total Assets	1,313	838.2
Current Liabilities:
Accounts payable	85.8	69.9
Accrued expenses and other current liabilities	84.3	76.6
Deferred income taxes	26.5	0.6
Income taxes payable	15.5	20.5
Total Current Liabilities	212.1	167.6
Long-term debt	1,025	585
Deferred income taxes	31.4	33.3
Other non-current liabilities	22.2	21.5
Total Liabilities	1,290.7	807.4
Commitments and contingencies-see Note 11
Stockholders' Equity:
Common stock, $0.01 par value, 300.0 shares authorized; 99.2 shares issued as of December 31, 2012 and 2011	1	1
Additional paid in capital	379	361.8
Retained Earnings	849.3	742.5
Accumulated other comprehensive loss	(7.6)	(14.7)
Treasury stock at cost; 39.5 and 35.4 shares as of December 31, 2012 and 2011, respectively	(1,199.4)	(1,059.8)
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	$ 1,313	$ 838.2

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity:
Common stock, par value per share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	300	300
Common Stock, shares issued (in shares)	99.2	99.2
Treasury stock, shares (in shares)	39.5	35.4

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Millions, unless otherwise specified	Common Shares	Treasury Shares	Additional Paid-in Capital	Retained (Deficit)/Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2009	$ 1	$ (485.3)	$ 298.8	$ 365.7	$ (8)	$ 172.2
Balance (in shares) at Dec. 31, 2009	99.2	24.1
Comprehensive Income:
Net income				157.2		157.2
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					3.3	3.3
Foreign currency adjustments					(1.5)	(1.5)
Total Comprehensive Income				157.2	1.8	159
Exercise of stock options		22.7	6.4			29.1
Exercise of stock options (in shares)		(1.9)
Tax adjustments related to stock compensation			5.6			5.6
Treasury Stock repurchased		(250)				(250)
Treasury Stock repurchased (in shares)		8.5
Amortization of unearned stock-based compensation			11.6			11.6
Purchase of noncontrolling interest			(1.5)			(1.5)
Balance at Dec. 31, 2010	1	(712.6)	320.9	522.9	(6.2)	126
Balance (in shares) at Dec. 31, 2010	99.2	30.7
Comprehensive Income:
Net income				219.6		219.6
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					(0.7)	(0.7)
Foreign currency adjustments					(7.8)	(7.8)
Total Comprehensive Income				219.6	(8.5)	211.1
Exercise of stock options		21.3	5			26.3
Exercise of stock options (in shares)		(1.8)
Tax adjustments related to stock compensation			19.2			19.2
Treasury Stock repurchased		(368.5)				(368.5)
Treasury Stock repurchased (in shares)		6.5
Amortization of unearned stock-based compensation			16.7			16.7
Balance at Dec. 31, 2011	1	(1,059.8)	361.8	742.5	(14.7)	30.8
Balance (in shares) at Dec. 31, 2011	99.2	35.4
Comprehensive Income:
Net income				106.8		106.8
Derivative instruments accounted for as hedges, net of reclassification adjustment and tax					(1.1)	(1.1)
Foreign currency adjustments					8.2	8.2
Total Comprehensive Income				106.8	7.1	113.9
Exercise of stock options		10.4	1			11.4
Exercise of stock options (in shares)		(0.9)
Tax adjustments related to stock compensation			10.5			10.5
Treasury Stock repurchased		(150)				(150)
Treasury Stock repurchased (in shares)		5
Amortization of unearned stock-based compensation			5.7			5.7
Balance at Dec. 31, 2012	$ 1	$ (1,199.4)	$ 379	$ 849.3	$ (7.6)	$ 22.3
Balance (in shares) at Dec. 31, 2012	99.2	39.5

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY [Abstract]
Foreign currency adjustments, tax effect	$ (2.7)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 106.8	$ 219.6	$ 157.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36.3	34.3	32.4
Amortization of stock-based compensation	5.7	16.7	11.6
Amortization of deferred financing costs	1.4	1	0.7
Bad debt expense	2.5	1.6	0.5
Deferred income taxes	38.4	(8.5)	4.9
Foreign currency adjustments and other	2.1	1.2	(0.5)
Changes in operating assets and liabilities, net of effects of acquired businesses:
Accounts receivable	11.8	(30.2)	(12.8)
Inventories	0.1	(18.5)	(6.7)
Prepaid expenses and other current assets	(29.4)	(2.8)	(6.5)
Accounts payable	14.3	21.7	(1.1)
Accrued expenses and other	5.1	3.9	(0.4)
Income taxes payable	(5.2)	8.7	4.8
Net cash provided by operating activities	189.9	248.7	184.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(50.5)	(29.5)	(18.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0	(2)	(0.7)
Net cash used in investing activities	(55)	(36.1)	(37.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352	821.5	308.8
Repayments of long-term revolving credit facility	(287)	(643.5)	(197.8)
Payment of deferred financing costs	(2.3)	(6.2)	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	(152.6)	(365.9)	(250)
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(70.8)	(148.9)	(106.4)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	67.9	57.8	39.6
CASH AND CASH EQUIVALENTS, beginning of period	111.4	53.6	14
CASH AND CASH EQUIVALENTS, end of period	179.3	111.4	53.6
Cash paid during the period for:
Interest	37.1	8	13.6
Income taxes, net of refunds	$ 80.1	$ 84.2	$ 63.9

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(1) Summary of Significant Accounting Policies

(a) Basis of Presentation and Description of Business. Tempur-Pedic International Inc., a Delaware corporation, together with its subsidiaries, is a U.S. based, multinational company. The term "Tempur-Pedic International" refers to Tempur-Pedic International Inc. only, and the term "Company" refers to Tempur-Pedic International Inc. and its consolidated subsidiaries. Tempur World, Inc. was formed on January 1, 2000 to combine the manufacturing facilities and the global distribution capabilities of all TEMPUR® products, and Tempur-Pedic International Inc. was formed in 2002 to acquire Tempur World, Inc. This acquisition ("Tempur Acquisition") was effective as of November 1, 2002.

The Company manufactures, markets and sells products including pillows, mattresses and other related products. The Company manufactures essentially all its pressure-relieving TEMPUR® products at three manufacturing facilities, with one located in Denmark and two in the U.S. The Company has sales distribution subsidiaries operating in North America, Europe, Asia Pacific and South America and has third party distribution arrangements in certain other countries where it does not have subsidiaries. The Company sells its products through four sales channels: Retail, Direct, Healthcare and Third party.

The Company reclassified certain accrued expenses and other current liabilities to other non-current liabilities and current deferred income tax assets and non-current deferred income tax liabilities to non-current deferred tax assets and current deferred income tax liabilities to conform to the 2012 presentation of consolidated financial statements. This change does not materially impact previously reported subtotals or totals within the accompanying Consolidated Financial Statements for any previous period presented.

(b) Basis of Consolidation. The accompanying financial statements include the accounts of Tempur-Pedic International and its subsidiaries. All subsidiaries are wholly-owned. Intercompany balances and transactions have been eliminated. As of December 31, 2012, the Company does not hold any interest in variable-interest entities.

(c) Use of Estimates. The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's results are affected by economic, political, legislative, regulatory and legal actions. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, government fiscal policies and changes in the prices of raw materials, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, regulatory or administrative actions, claims or proceedings.

(d) Foreign Currency. Assets and liabilities of non-U.S. subsidiaries, whose functional currency is the local currency, are translated into U.S. dollars at period-end exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the period. The adjustments resulting from translating the financial statements of foreign subsidiaries are included in accumulated other comprehensive loss ("OCL"), a component of stockholders' equity, and included in net earnings only upon sale or liquidation of the underlying foreign subsidiary or affiliated company. Foreign currency transaction gains and losses are recognized in net earnings based on differences between foreign exchanges rates on the transaction date and on the settlement date.

(e) Derivative Financial Instruments. The Company is required to recognize all of its derivative instruments as either assets or liabilities in the consolidated balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in income immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of accumulated OCL in stockholders' equity and subsequently recognized in net income when the hedged item affects net income. The change in fair value of the ineffective portion of a financial instrument is recognized in net income immediately. The gain or loss related to financial instruments that are not designated as hedges are recognized immediately in net income.

Derivative financial instruments are used in the normal course of business to manage interest rate and foreign currency exchange risks. Credit risk is managed through the selection of sound financial institutions as counterparties. The Company does not apply hedge accounting to the foreign currency forward contracts used to offset currency-related changes in the fair value of foreign currency denominated assets and liabilities. These contracts are marked-to-market through earnings.

(f) Cash and Cash Equivalents. Cash and cash equivalents consist of all highly liquid investments with initial maturities of three months or less.

(g) Inventories. Inventories are stated at the lower of cost or market, determined by the first-in, first-out method and consist of the following:

(in millions)
	December 31,
	2012	2011
Finished goods	$68.5	$65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7

	$93.0	$91.2

            (h) Property, Plant and Equipment. Property, plant and equipment are carried at cost at acquisition date and are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Lives
Buildings	25-30 years
Computer equipment and software	3-5 years
Leasehold improvements	4-7 years
Machinery equipment	3-7 years
Office furniture and fixtures	5-7 years

Leasehold improvements are amortized over the shorter of the life of the lease or seven years. The Company allocates depreciation and amortization to cost of sales and within each line item of operating expenses.

(i) Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset to the estimated future undiscounted net cash flows expected to be generated by the asset or group of assets. If estimated future undiscounted net cash flows are less than the carrying amount of the asset or group of assets, the asset is considered impaired and an expense is recorded in an amount required to reduce the carrying amount of the asset to its then fair value. Fair value generally is determined from estimated discounted future net cash flows (for assets held for use) or net realizable value (for assets held for sale).

(j) Goodwill and Other Intangible Assets. Intangible assets with finite useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate an impairment may have occurred. The Company performs an annual impairment test on all existing goodwill and other indefinite lived assets on October 1 of each year and whenever events or circumstances make it more likely than not that impairment may have occurred. The Company reviewed goodwill for impairment based on its identified reporting units, which include the Company's North American and International operating segments. In conducting the impairment test, the fair value of each of the Company's reporting units is compared to its respective carrying amount including goodwill. If the fair value exceeds the carrying amount, then no impairment exists. If the carrying amount exceeds the fair value, further analysis is performed to assess impairment. The Company's determination of fair value of the reporting units is based on an income approach, with an appropriate risk adjusted discount rate, and a market approach. Any identified impairment would result in an adjustment to the Company's results of operations. The Company also tests its indefinite-lived intangible assets, principally trademarks, for impairment using a "relief-from-royalty" method. Significant assumptions inherent in the methodologies are employed and include such estimates as royalty and discount rates. The Company performed its annual impairment test of goodwill and indefinite-lived intangible assets in 2012, 2011 and 2010, none of which resulted in the recognition of impairment charges. For further information on goodwill and other intangible assets see Note 4, "Goodwill and Other Intangible Assets".

(k) Accrued Sales Returns. The Company allows product returns up to 90 days following a sale through certain sales channels and on certain products. Estimated sales returns are provided at the time of sale based on historical sales channel return rates. The level of sales returns differs by channel with the Direct channel typically experiencing the highest rate of return. Estimated future obligations related to these products are provided by a reduction of sales in the period in which the revenue is recognized. Accrued sales returns are included in accrued expenses and other current liabilities in the accompanying Consolidated Balance Sheets.

The Company had the following activity for sales returns from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.4
Amounts accrued	48.6
Returns charged to accrual	(47.7)

Balance as of December 31, 2011	5.3
Amounts accrued	45.4
Returns charged to accrual	(45.6)

Balance as of December 31, 2012	$5.1

(l) Warranties. The Company provides a 25-year warranty for North American sales and a 15-year warranty for International sales on mattresses, each prorated. The Company also provides a 3-year warranty on pillows. Estimated future obligations related to these products are charged to cost of sales in the period in which the related revenue is recognized. Estimates of warranty expenses are based primarily on historical claim experience and product testing. Warranties are included in accrued expenses and other current liabilities in the accompanying Consolidated Balance Sheets.

The Company had the following activity for warranties from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.1
Amounts accrued	5.3
Warranties charged to accrual	(5.1)

Balance as of December 31, 2011	4.3
Amounts accrued	6.0
Warranties charged to accrual	(5.5)

Balance as of December 31, 2012	$4.8

(m) Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are also recognized for the estimated future effects of tax loss carry forwards. The effect of changes in tax rates on deferred taxes is recognized in the period in which the enactment dates change. Valuation allowances are established when necessary on a jurisdictional basis to reduce deferred tax assets to the amounts expected to be realized. The Company accounts for uncertain foreign and domestic tax positions utilizing a proscribed recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

(n) Revenue Recognition. Sales of products are recognized when persuasive evidence of an arrangement exists, products are shipped and title passes to customers and the risks and rewards of ownership are transferred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company extends volume discounts to certain customers and reflects these amounts as a reduction of sales. The Company also reports sales net of tax assessed by qualifying governmental authorities. The Company extends credit based on the creditworthiness of its customers. No collateral is required on sales made in the normal course of business.

The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company regularly reviews the adequacy of its allowance for doubtful accounts. The Company determines the allowance based on historical write-off experience and current economic conditions and also considers factors such as customer credit, past transaction history with the customer and changes in customer payment terms when determining whether the collection of a receivable is reasonably assured. Account balances are charged off against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts included in accounts receivable, net in the accompanying Consolidated Balance Sheets was $8.2 million and $6.8 million as of December 31, 2012 and 2011, respectively.

The Company reflects all amounts billed to customers for shipping and handling in net sales and the costs incurred from shipping and handling product in cost of sales. Amounts included in net sales for shipping and handling were approximately $4.9 million, $6.0 million and $6.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amounts included in cost of sales for shipping and handling were $99.7 million, $101.2 million and $87.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(o) Cost of Sales. Costs associated with net sales are recorded in cost of sales. Costs of sales includes the costs of receiving, producing, inspecting, warehousing, insuring, and shipping goods during the period, as well as depreciation and amortization of long-lived assets used in these processes.

(p) Sales promotions and incentives. At the time of sale, the Company records an estimate for sales promotion and incentive costs. Examples of sales promotion and incentive programs include cash discounts, funds for promotional and market activities, volume-based incentive programs and other sales discounts and promotional programs. For customer incentives that must be earned, the Company makes estimates related to the contractual terms, customer performance and sales volume to determine the total amounts earned. The expense of each program is classified either as a reduction from revenues and presented within net sales, or as a component of selling and market expenses, in the accompanying Consolidated Statements of Income.

(q) Advertising Costs. The Company expenses advertising costs as incurred except for production costs and advance payments, which are deferred and expensed when advertisements run for the first time. Direct response advance payments are deferred and amortized over the life of the program. Advertising costs are included in selling and marketing expenses in the accompanying Consolidated Statements of Income. Advertising costs charged to expense were $164.5 million, $148.8 million and $96.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs include expenditures for shared advertising costs that the Company reimburses to customers under its integrated advertising program. These obligations are accrued and expensed when the related revenues are recognized. Advertising costs deferred and included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets were $8.2 million and $9.1 million as of December 31, 2012 and 2011, respectively.

(r) Research and Development Expenses. Research and development expenses for new products are expensed as they are incurred and included in general, administrative and other expenses in the accompanying Consolidated Statements of Income. Research and development costs charged to expense were approximately $15.6 million, $9.9 million and $7.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(s) Stock-Based Compensation. The Company accounts for stock-based payment transactions in which the Company receives employee services in exchange for (a) equity instruments of the Company or (b) liabilities that are based on the fair value of the Company's equity instruments or that may be settled by the issuance of such equity instruments. Stock-based compensation cost for restricted stock units ("RSUs"), performance restricted stock units ("PRSUs") and deferred stock units ("DSUs") is measured based on the closing fair market value of the Company's common stock on the date of grant. Stock-based compensation cost for stock options is estimated at the grant date based on each option's fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes stock-based compensation cost as expense for awards other than its PRSUs ratably on a straight-line basis over the requisite service period. The Company recognizes stock-based compensation cost associated with its PRSUs over the requisite service period if it is probable that the performance conditions will be satisfied. The Company will recognize a benefit from stock-based compensation in equity if an incremental tax benefit is realized by following the ordering provisions of the tax law. Further information regarding stock-based compensation can be found in Note 10, "Stock-Based Compensation."

(t) Treasury Stock. The Board of Directors may authorize share repurchases of the Company's common stock ("Share Repurchase Authorizations"). Share repurchases under these authorizations may be made through open market transactions, negotiated purchase or otherwise, at times and in such amounts as the Company, and a committee of the Board, deem appropriate. Shares repurchased under Share Repurchase Authorizations are held in treasury for general corporate purposes, including issuances under various employee share-based award plans. Treasury shares are accounted for under the cost method and reported as a reduction of stockholders' equity. Share Repurchase Authorizations may be suspended, limited or terminated at any time without notice.

(u) Fair Value Measurements. The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Recently Issued Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recently Issued Accounting Pronouncements [Abstract]
Recently Issued Accounting Pronouncements
(2) Recently Issued Accounting Pronouncements
In July 2012, the Financial Accounting Standards Board issued an Accounting Standards Update which allows companies to assess qualitative factors to determine the likelihood of indefinite-lived intangible asset impairment and whether it is necessary to perform the quantitative impairment test currently required. This guidance is effective for interim and annual periods beginning after September 15, 2012, with early adoption permitted. The adoption of this pronouncement did not have an impact on the Company's Consolidated Financial Statements.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions [Abstract]
Acquisitions
(3) Acquisitions

Sealy Corporation

On September 27, 2012, the Company announced it had entered into an Agreement and Plan of Merger ("Merger Agreement") to acquire Sealy Corporation ("Sealy"), by merging Sealy with a newly-formed subsidiary of the Company (the "Merger"). Sealy, headquartered in Trinity, North Carolina, owns one of the largest bedding brands in the world, and manufactures and markets a complete line of bedding products. Subject to the terms and conditions of the Merger Agreement, at the effective time and as a result of the Merger, each share of common stock of Sealy issued and outstanding immediately prior to the effective time of the Merger will be cancelled and (other than shares held by Sealy or Tempur-Pedic or their subsidiaries or Sealy stockholders who properly exercise appraisal rights) converted into the right to receive $2.20 in cash. The Company anticipates that the total consideration to be paid, including payments on account of existing Sealy options and equity share units and the assumption of outstanding indebtedness of Sealy less cash assumed, will be approximately $1,300.0 million. The transaction is expected to be completed in the first half of calendar 2013 and is subject to regulatory clearance under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 and other customary conditions. The Merger Agreement contains certain termination rights for both the Company and Sealy and further provides that, upon termination of the Merger Agreement under certain circumstances, Sealy may be obligated to pay the Company a termination fee of $25.0 million. In addition, if antitrust enforcement agencies either commence or inform the parties that they intend to commence an action to enjoin the Merger, (i) the Company may be required to pay Sealy a termination fee of $90.0 million if both parties elect to terminate the Merger Agreement or (ii) a termination fee of $90.0 million (or $40.0 million if the Company elects to terminate the Merger Agreement but Sealy does not so elect to terminate) if the Merger does not close due to a failure to receive antitrust approval in the nine months following the execution of the Merger Agreement, subject to certain extensions.

Third Party Distributors

On July 5, 2012, the Company acquired its third party distributor in Brazil. The Company paid $2.2 million in cash to acquire this entity, with future payments due to the former owners if certain operational targets are met. Assets acquired and liabilities assumed include accounts receivables, inventories, prepaid expenses and other current assets, property, plant and equipment, accounts payable, and accrued expenses and other current liabilities.

On April 2, 2012, the Company acquired its third party distributor in Poland. The Company paid $1.7 million in cash to acquire this entity, with future payments due to the former owners if certain operational targets are met. Assets acquired include certain intangible assets, inventories and prepaid expenses and other current assets.

Goodwill and Other intangible assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other intangible assets [Abstract]
Goodwill and Other intangible assets
(4) Goodwill and Other Intangible Assets

The following summarizes changes to the Company's goodwill, by reportable business segment:

(in millions)
	North America	International	Total
Balance as of December 31, 2010	$109.0	$103.5	$212.5

Foreign currency translation adjustments	(0.5)	(0.1)	(0.6)
Goodwill resulting from acquisition	—	1.4	1.4

Balance as of December 31, 2011	$108.5	$104.8	$213.3

Foreign currency translation adjustments	0.4	0.2	0.6
Goodwill resulting from acquisition	—	2.2	2.2
			]
Balance as of December 31, 2012	$108.9	$107.2	$216.1

            The following table summarizes information relating to the Company's other intangible assets:

(in millions)
		December 31, 2012			December 31, 2011
	Useful	Gross		Net	Gross		Net
	Lives	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Unamortized indefinite life intangible assets:
Trademarks		$55.0	$—	$55.0	$55.0	$—	$55.0

Amortized intangible assets:
Technology	10	$16.0	$16.0	$—	$16.0	$14.7	$1.3
Patents & other trademarks	5-20	12.9	9.9	3.0	12.5	9.1	3.4
Customer database	5	4.9	4.9	—	4.9	4.9	—
Foam formula	10	3.7	3.7	—	3.7	3.4	0.3
Reacquired rights	3	5.8	5.3	0.5	5.6	3.3	2.3
Customer relationships	5	6.7	2.1	4.6	5.1	0.9	4.2
Total		$105.0	$41.9	$63.1	$102.8	$36.3	$66.5

Amortization expense relating to intangible assets for the Company was $5.4 million, $5.4 million and $4.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. No impairments of goodwill or other intangible assets have adjusted the gross carrying amount of these assets in any period.

Annual amortization of intangible assets is expected to be as follows:

(in millions)

Year Ending December 31,

2013	$2.2
2014	1.6
2015	1.5
2016	1.0
2017	0.2

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt
(5) Long-term Debt

Long-term debt for the Company consisted of the following:

(in millions)
	December 31,
	2012	2011
Long-term debt:
2011 Domestic long-term revolving credit facility payable to lenders, interest at Base Rate or LIBOR plus applicable margin (2.21% and 2.05% as of December 31, 2012 and 2011, respectively), commitment through and due June 28, 2016	$650.0	$585.0
$375.0 million senior notes, payable to lenders, interest at 6.875% due December 15, 2020	375.0	—
Total Long-term debt	$1,025.0	$585.0

2011 Credit Facility

On October 18, 2005, the Company entered into a credit agreement (the "2011 Credit Facility") with a syndicate of banks. On June 28, 2011, the Company amended and restated its 2011 Credit Facility, as amended, which increased the total availability under the 2011 Credit Facility to an aggregate of $770.0 million, added an option to increase domestic availability by an additional $250.0 million, extended the maturity date to June 28, 2016, and increased the applicable margins and certain fees to current market conditions.

The 2011 Credit Facility consists of domestic and foreign credit facilities (the "2011 Revolvers") that provide for the incurrence of indebtedness up to an aggregate principal amount of $770.0 million. The domestic credit facility is a five-year, $745.0 million revolving credit facility. The foreign credit facility is a five-year, $25.0 million revolving credit facility. The 2011 Revolvers provide for the issuance of letters of credit and bank guarantees ("Contingent Liabilities") which, when issued, constitute usage and reduce availability under the 2011 Revolvers. The aggregate amount of Contingent Liabilities outstanding under the 2011 Revolvers was $1.0 million at December 31, 2012. After giving effect to Contingent Liabilities and $650.0 million in borrowings under the 2011 Revolvers, total availability under the 2011 Revolvers was $119.0 million as of December 31, 2012. Both credit facilities bear interest at a rate equal to the applicable margin, as determined in accordance with a performance pricing grid set forth in the 2011 Credit Facility, plus one of the following indexes: London Inter-Bank Offering Rate (LIBOR) and for U.S. dollar-denominated loans only, a base rate. The base rate of U.S. dollar-denominated loans is defined as the higher of the Bank of America prime rate or the Federal Funds rate plus 0.50%. The Company also pays an annual commitment fee on the unused amount of the Credit Facility. The commitment fee is calculated based on the consolidated leverage ratio and ranges from 0.375% to 0.50%.

The 2011 Credit Facility is guaranteed by Tempur-Pedic International, as well as certain other subsidiaries of Tempur-Pedic International, and is secured by certain fixed and intangible assets of Dan-Foam ApS and substantially all the Company's U.S. assets. The 2011 Credit Facility contains certain financial covenants and requirements affecting the Company, including a consolidated interest coverage ratio and a consolidated leverage ratio. The Company amended the 2011 Credit Facility to exclude the Senior Notes and related interest described below from the covenants. The Company was in compliance with all covenants as of December 31, 2012.

In conjunction with the Company amending and restating its 2011 Credit Facility, $6.2 million of deferred financing costs were capitalized and will be amortized over the five year extension.

Senior Notes

On December 19, 2012, Tempur-Pedic International issued $375.0 million aggregate principal amount of 6.875% senior notes due 2020 (the "Senior Notes") to qualified institutional buyers pursuant to Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"), and to certain non-U.S. persons in accordance with Regulation S under the Securities Act. The Senior Notes were issued pursuant to an indenture, dated as of December 19, 2012 (the "Indenture"), among the Company, certain subsidiaries of Tempur-Pedic International as guarantors (the "Guarantors") and The Bank of New York Mellon Trust Company, N.A., as trustee (the "Trustee"). The Senior Notes are general unsecured senior obligations of Tempur-Pedic International and are guaranteed on a senior unsecured basis by the Guarantors. Upon the anticipated close of the Sealy Acquisition, Sealy and certain of its subsidiaries will become guarantors of the Senior Notes.
The Senior Notes mature on December 15, 2020, and interest is payable semi-annually in arrears on each June 15 and December 15, beginning on June 15, 2013. As part of the escrow arrangements described below, the Company funded into escrow $20.2 million to fund interest through October 1, 2013. At December 31, 2012, $19.3 million remained as prepaid interest and is included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets.

Tempur-Pedic International has the option to redeem all or a portion of the Senior Notes at any time on or after December 15, 2016.  The initial redemption price is 103.438% of the principal amount, plus accrued and unpaid interest, if any.  The redemption price will decline each year after 2016 and will be 100.0% of the principal amount beginning on December 15, 2018.  In addition, Tempur-Pedic International has the option at any time prior to December 15, 2016 to redeem some or all of the Senior Notes at 100.0% of the original principal amount plus a "make-whole" premium and accrued and unpaid interest, if any. Tempur-Pedic International may also redeem up to 35.0% of the Senior Notes prior to December 15, 2015 under certain circumstances with the net cash proceeds from certain equity offerings at 106.875% of the principal amount plus accrued and unpaid interest, if any.  Tempur-Pedic International may make such redemptions only if, after any such redemption, at least 65.0% of the aggregate principal amount of the Senior Notes issued remains outstanding.

The Indenture restricts the ability of Tempur-Pedic International and the ability of certain of its subsidiaries to, among other things: (i) incur, directly or indirectly, debt; (ii) make, directly or indirectly, certain investments and restricted payments; (iii) incur or suffer to exist, directly or indirectly, liens on its properties or assets; (iv) sell or otherwise dispose of, directly or indirectly, assets; (v) create or otherwise cause or suffer to exist any consensual restriction on the right of certain of the subsidiaries of Tempur-Pedic International to pay dividends or make any other distributions on or in respect of their capital stock; (vi) enter into transactions with affiliate; (vii) engage in sale-leaseback transactions; (viii) purchase or redeem capital stock or subordinated indebtedness; (ix) issue or sell stock of restricted subsidiairies; and (x) effect a consolidation or merger. These covenants are subject to a number of exceptions and qualifications.

Concurrently with the closing of the Senior Notes,Tempur-Pedic International entered into an escrow and security agreement (the "Escrow Agreement") with the Trustee, as escrow agent. The gross proceeds from the sale of the Senior Notes, together with additional cash necessary to fund the redemption of the Senior Notes at the stated redemption rate and pay accrued interest to October 1, 2013, have been deposited into the escrow account.   If the Sealy Acquisition is consummated on or prior to September 26, 2013, the amounts held in escrow will be released to Tempur-Pedic International to finance the cash purchase price of the Sealy Acquisition.  If the Sealy Acquisition is not consummated on or prior to September 26, 2013, the Senior Notes will be subject to a special mandatory redemption at a redemption price of 100.0% of the principal amount plus accrued and unpaid interest, if any, and the amounts held in the escrow account will be used to fund the redemption.

Also in conjunction with the issuance and sale of the Senior Notes, Tempur-Pedic International and the Guarantors have agreed through a Registration Rights Agreement to exchange the Senior Notes for a new issue of substantially identical registered notes under the Securities Act. Tempur-Pedic International and the Guarantors are required to pay additional interest if the Senior Notes are not registered within the specified time periods outlined within the Registration Rights Agreement.

2012 Credit Agreement

On December 12, 2012, Tempur-Pedic International and certain subsidiaries of Tempur-Pedic International as borrowers and guarantors, entered into a credit agreement (the "2012 Credit Agreement") with a syndicate of banks. The 2012 Credit Agreement provides for (i) a revolving credit facility of $350.0 million (the "Revolver"), (ii) a term A facility of $550.0 million (the "Term A Facility") and (iii) a term B facility of $870.0 million (the "Term B Facility"). The Revolver includes a sublimit for letters of credit and swingline loans, subject to certain conditions and limits. The Revolver and the Term A Facility will mature on the fifth anniversary of the closing and the Term B Facility will mature on the seventh anniversary of the closing. The Revolver, the Term A Facility and the Term B Facility are expected to close and fund in connection with the Sealy Acquisition. The obligations of the lenders to the 2012 Credit Agreement to make the initial loans at the closing of the Sealy Acquisition and the loans subsequent to closing are subject to certain customary closing conditions.

Borrowings under the 2012 Credit Agreement will generally bear interest, at the election of Tempur-Pedic International, at either (i) LIBOR plus the applicable margin or (ii) Base Rate plus the applicable margin. For the Revolver and the Term A Facility, (a) the initial applicable margin for LIBOR advances is 3.00% per annum and the initial applicable margin for Base Rate advances is 2.00% per annum, and (b) thereafter following the delivery of financial statements for the first full fiscal quarter after closing, such applicable margins will be determined by a pricing grid based on the consolidated total net leverage ratio of the Company. The Term B Facility applicable margin is 4.00% per annum for LIBOR advances and 3.00% per annum for Base Rate advances.

Obligations under the 2012 Credit Agreement are guaranteed by Tempur-Pedic International's existing and future direct and indirect wholly-owned domestic subsidiaries, subject to certain limited exceptions; and the Credit Agreement is secured by first priority perfected security interests in substantially all Tempur-Pedic International's and the other borrowers' assets and the assets of each subsidiary guarantor, whether owned as of the closing or thereafter acquired, including a first priority pledge of 100.0% of the equity interests of each subsidiary guarantor that is a domestic entity (subject to certain limited exceptions) and 65.0% of the voting equity interests of any direct first tier foreign entity owned by a subsidiary guarantor. The 2012 Credit Agreement requires compliance with certain financial covenants providing for maintenance of a minimum consolidated interest coverage ratio and maintenance of a maximum consolidated total net leverage ratio.

The 2012 Credit Agreement contains certain customary negative covenants, which include limitations on liens, investments, indebtedness, dispositions, mergers and acquisitions, the making of restricted payments, changes in the nature of business, changes in fiscal year, transactions with affiliates, use of proceeds, prepayments of certain indebtedness, entry into burdensome agreements and changes to governing documents and other junior financing documents. The 2012 Credit Agreement also contains certain customary affirmative covenants and events of default, including upon a change of control.

Tempur-Pedic International is required to pay an unused commitment fee, which initially is 0.50% per annum and which steps down to 0.375% per annum if the consolidated total net leverage ratio is less than or equal to 3.50:1.00. Such unused commitment fee will be payable quarterly in arrears and on the date of termination or expiration of the commitments under the Revolver. Tempur-Pedic International will also pay customary letter of credit issuance and other fees under the 2012 Credit Agreement. Tempur-Pedic International's existing credit facilities will remain in place until the closing of the Sealy Acquisition.

Interest Rate Swap

On August 8, 2011, the Company entered into a four-year interest rate swap agreement to manage interest costs and the risk associated with changing interest rates associated with the 2011 Credit Facility. Refer to Note 7, "Derivative Financial Instruments" for additional information regarding the Company's derivative instruments, including this interest rate swap.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
(6) Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset and liability in an orderly transaction between market participants at the measurement date. The Company estimates fair value of its financial instruments utilizing an established three-level hierarchy. The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date as follows:

•	Level 1 – Valuation is based upon unadjusted quoted prices for identical assets or liabilities in active markets.
•
Level 2 – Valuation is based upon quoted prices for similar assets and liabilities in active markets, or other inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·	Level 3 – Valuation is based upon other unobservable inputs that are significant to the fair value measurements.

The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company had an interest rate swap, which fair value was measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and is valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts. The following table provides a summary by level of the fair value of financial instruments that are measured on a recurring basis:

(in millions)
		Fair Value Measurements at December 31, 2012 Using:
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$4.3	$—	$4.3	$—

(in millions)
		Fair Value Measurements at December 31, 2011 using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$2.6	$—	$2.6	$—

The carrying value of cash and cash equivalents, accounts receivable and accounts payable approximate fair value because of the short-term maturity of those instruments. Borrowings under the 2011 Credit Facility are at variable interest rates and accordingly their carrying amounts approximate fair value. Due to the fact that the Senior Notes were issued December 19, 2012, their carrying value approximates fair value. The Company also utilizes foreign currency forward contracts to manage the risk associated with exposures to foreign currency risk related to intercompany debt and associated interest payments. However, these foreign currency forward contracts are not material to the Consolidated Financial Statements.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
(7)	Derivative Financial Instruments

In the normal course of business, the Company is exposed to certain risks related to fluctuations in interest rates. The Company uses interest rate swaps to manage risks from these market fluctuations. The financial instruments used by the Company are straight-forward, non-leveraged instruments. The counterparties to these financial instruments are financial institutions with strong credit ratings. The Company maintains control over the size of positions entered into with any one counterparty and regularly monitors the credit ratings of these institutions. The Company also utilizes foreign currency forward contracts to manage the risk associated with exposures to foreign currency risk related to intercompany debt and associated interest payments. However, these foreign currency forward contracts are not material to the Consolidated Financial Statements.

The Company is exposed to changes in interest rates on its 2011 Credit Facility. In order to manage this risk, on August 8, 2011, the Company entered into a four-year interest rate swap agreement to manage interest costs and the risk associated with changing interest rates. The Company designated this interest rate swap as a cash flow hedge of floating rate borrowings and expects the hedge to be highly effective in offsetting fluctuations in the designated interest payments resulting from changes in the benchmark interest rate. The gains and losses on the designated swap agreement will offset losses and gains on the transactions being hedged. The Company formally documented the effectiveness of this qualifying hedge instrument (both at the inception of the swap and on an ongoing basis) in offsetting changes in cash flows of the hedged transaction. The fair value of the interest rate swap is calculated as described in Note 6, "Fair Value of Financial Instruments", taking into consideration current interest rates and the current creditworthiness of the counterparties or the Company, as applicable.

As a result of this swap, the Company began paying interest at a fixed rate and receiving payment at a variable rate on December 30, 2011. The swap effectively fixes the floating LIBOR-based interest rate to 1.25% on $250.0 million of the outstanding balance under the 2011 Credit Facility, with the outstanding balance subject to the swap declining over time. The interest rate swap expires on December 30, 2015. The Company will select the LIBOR-based rate on the hedged portion of the 2011 Credit Facility during the term of the swap. The effective portion of the change in value of the swap is reflected as a component of comprehensive income and recognized as interest expense, net as payments are paid or accrued. The remaining gain or loss in excess of the cumulative change in the present value of the future cash flows of the hedged item, if any (i.e., the ineffective portion) or hedge components excluded from the assessment of effectiveness are recognized as interest expense, net during the current period.

As of December 31, 2012 and 2011, the fair value of the Company's derivative instruments were recorded as follows:

(in millions)
	Liability Derivatives
	Balance Sheet Location	Fair Value
		December 31,
		2012	2011
Derivatives designated as hedging instruments
Interest rate swap - current	Accrued expenses and other current liabilities	$2.3	$1.5
Interest rate swap - non-current	Other non-current liabilities	2.0	1.1
		$4.3	$2.6

The effect of derivative instruments on the accompanying Consolidated Statements of Income for the year ended December 31, 2012 was as follows:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.7)	Interest Expense, net	$(3.2)	Interest Expense, net	$—

For the year ended December 31, 2011:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.2)	Interest Expense, net	$(1.5)	Interest Expense, net	$—

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity
(8) Stockholders' Equity

(a) Capital stock. Tempur-Pedic International has 300.0 million authorized shares of common stock with $0.01 per share par value and 0.01 million authorized shares of preferred stock. The holders of the common stock are entitled to one vote for each share held of record on all matters submitted to a vote of stockholders. Subject to preferences that may be applicable to any outstanding preferred stock, holders of common stock are entitled to receive ratably such dividends as may be declared from time to time by the Board of Directors out of funds legally available for that purpose. In the event of liquidation, dissolution or winding up, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities, subject to prior distribution rights of preferred stock, if any, then outstanding.

Tempur-Pedic International is authorized to issue up to 0.01 million shares of preferred stock, $0.01 par value per share. The Board of Directors is authorized, subject to any limitations prescribed by law, without further vote or action by the stockholders, to issue from time to time shares of preferred stock in one or more series. Each such series of preferred stock will have such number of shares, designations, preferences, voting powers, qualifications, and special or relative rights or privileges as determined by the Board of Directors, which may include, among others, dividend rights, voting rights, redemption and sinking fund provisions, liquidation preferences, conversion rights and preemptive rights.

            (b) Share Repurchase Programs. During 2012, the Company purchased 5.0 million shares of the Company's common stock for a total cost of $150.0 million pursuant to authorizations made by the Company's Board of Directors in January 2012.  As of December 31, 2012, the Company has $100.0 million remaining under the January 2012 authorization. Share repurchases under this authorization may be made through open market transactions, negotiated purchases or otherwise, at times and in such amounts as management and a committee of the Board deem appropriate; these repurchases may be funded by operating cash flows and/or borrowings under our debt agreements. This share repurchase program may be limited, suspended or terminated at any time without notice.

Other Items	12 Months Ended
Dec. 31, 2012
Other Items [Abstract]
Other Items
(9) Other Items

(a) Property, plant and equipment.

Property, plant and equipment, net consisted of the following:

(in millions)
	December 31,
	2012	2011
Land and buildings	$138.0	$121.8
Machinery and equipment	160.9	146.9
Computer equipment and software	52.5	43.7
Furniture and fixtures	40.8	34.9
Construction in progress	17.3	14.8

	409.5	362.1
Accumulated depreciation and amortization	(223.5)	(201.6)

	$186.0	$160.5

Depreciation expense for the Company was $30.9 million, $28.9 million and $28.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

(b) Accrued expenses and other current liabilities.

Accrued expenses and other current liabilities consisted of the following:

(in millions)
	December 31,
	2012	2011

Salary and related expenses	$18.0	$24.3
Advertising accrual	10.5	7.0
Accrued sales and value added taxes	7.0	8.5
Professional fees	5.3	3.2
Sales returns	5.1	5.3
Warranty accrual	4.8	4.3
Other	33.6	24.0

	$84.3	$76.6

(c) Accumulated other comprehensive loss.

Accumulated other comprehensive loss consisted of the following:

(in millions)
	December 31,
	2012	2011
Derivative instruments accounted for as hedges, net of tax of $1.7 and $1.0	$(2.7)	$(1.6)
Foreign currency translation, net of tax of $2.7	(4.9)	(13.1)
Accumulated other comprehensive loss	$(7.6)	$(14.7)

Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-based Compensation [Abstract]
Stock-based Compensation
(10) Stock-based Compensation

Tempur-Pedic International has two stock-based compensation plans which provide for grants of non-qualified and incentive stock options, stock appreciation rights, restricted stock and stock unit awards, performance shares, stock grants and performance based awards to employees, non-employee directors, consultants and Company advisors. The plans under which equity awards may be granted are the 2002 Option Plan and the Amended and Restated 2003 Equity Incentive Plan, as amended, (the "2003 Plan").  Tempur-Pedic International also has a stock-based compensation plan which permits eligible employees to purchase its shares at a discounted price, subject to certain guidelines set forth by its 2003 Employee Stock Purchase Plan, as amended ("ESPP"). It is the policy of the Company to issue stock out of Treasury shares upon issuance or exercise of share-based awards. The Company believes that awards and purchases made under these plans better align the interests of the plan participants with those of its stockholders.

The 2002 Option Plan was adopted on November 1, 2002 and provides for grants of stock options to purchase shares of common stock to employees and directors of the Company. Options granted under the 2002 Option Plan that qualify as incentive stock options, as defined by the Internal Revenue Code of 1986, as amended (the "Code"), must have an exercise price of not less than the fair market value of Tempur-Pedic International's common stock at the date of grant. Options granted under the 2002 Option Plan provided for vesting terms as determined by the Board of Directors at the time of grant, which are generally based on 4 years of continuous service. Options can be exercised up to 10 years from the grant date and up to 5 years from the grant date for any stockholders who own 10.0% or more of the total combined voting power of all shares of stock of Tempur-Pedic International.  Upon the exercise of all outstanding options under the 2002 Option Plan, Tempur-Pedic International will issue a maximum of 6.5 million shares of common stock, subject to certain adjustment provisions. In December 2003, the Company's Board of Directors adopted a resolution that prohibited further grants under the 2002 Stock Option Plan.

The ESPP permits eligible employees to purchase up to certain limits, as set forth in the ESPP, of Tempur-Pedic International's common stock annually over the course of two semi-annual offering periods at a price of no less than 85.0% of the price per share of Tempur-Pedic International's common stock either at the beginning or the end of each six-month offering period, whichever is less. The Compensation Committee of the Board of Directors administers the ESPP. The Board of Directors may amend or terminate the ESPP. The ESPP is intended to comply with the requirements of Section 423 of the Code. The Company may issue a maximum of 0.5 million shares of its common stock under the ESPP. Effective February 1, 2010, the Company suspended offerings under the ESPP indefinitely.

The 2003 Plan is administered by the Compensation Committee of the Board of Directors, which, together with the Board of Directors, has the exclusive authority to administer the 2003 Plan, including the power to determine eligibility to receive awards, the types and number of shares of stock subject to the awards, the price and timing of awards and the acceleration or waiver of any vesting and performance of forfeiture restrictions, in each case subject to the terms of the 2003 Plan. Any of the Company's employees, non-employee directors, consultants and Company advisors, as determined by the Compensation Committee, may be selected to participate in the 2003 Plan. Tempur-Pedic International may issue a maximum of 11.5 million shares of its common stock under the 2003 Plan.

In 2010, the Compensation Committee of the Board of Directors approved the terms of a Long-Term Incentive Program ("LTIP"), established under the 2003 Plan. The LTIP awards consist of a mix of stock options and PRSUs. Shares with respect to the PRSUs will be granted and vest following the end of the applicable performance period and achievement of applicable performance metrics as determined by the Compensation Committee of the Board of Directors.

The Company's stock-based compensation expense for the year ended December 31, 2012 included PRSUs, stock options, RSUs and DSUs. A summary of the Company's stock-based compensation expense is presented below:

(in millions)	Year Ended
	December 31,
	2012	2011
PRSU (benefit) expense	$(0.9)	$9.5
Option expense	4.4	5.2
RSU/DSU expense	2.2	2.0
Total stock-based compensation expense	$5.7	$16.7

The Company granted PRSUs during the years ended December 31, 2012 and 2011. Actual payout under the PRSUs is dependent upon the achievement of certain financial goals, based on net sales and earnings before interest and taxes (EBIT) margin targets. The Company recorded a benefit in the accompanying Consolidated Statements of Income of $10.3 million, for the year ended December 31, 2012, after re-evaluation of the probability of meeting certain required financial metrics. A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below.

The following table shows the PRSUs granted under the LTIP:

(shares in millions)
	Performance period	Target shares granted	(1)	Weighted-average fair value per share
Year ended 2012	January 1, 2012 – December 31, 2014	0.1		$71.52
Year ended 2011	January 1, 2011 – December 31, 2013	0.1		$46.68
Year ended 2010	January 1, 2010 – December 31, 2012	0.1		$28.48
(1)	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.

A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Awards unvested at December 31, 2010	0.1	28.48
Granted	0.2	46.68
Vested	—	—
Forfeited	—	—
Awards unvested at December 31, 2011	0.3	$37.93
Granted (1)	0.4	71.52
Vested (1)	(0.4)	28.48
Forfeited	—	—

Awards unvested at December 31, 2012	0.3	$58.52
(1)	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.

During the year no PRSUs transferred ownership. The aggregate intrinsic value of PRSUs outstanding as of December 31, 2012 was $21.0 million.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The assumptions used in the Black-Scholes pricing model for the years ended December 31, 2012, 2011 and 2010 are set forth in the following table. Expected volatility is based on the unbiased standard deviation of Tempur-Pedic International's common stock over the option term. The expected life of the options represents the period of time that the Company expects the options granted to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant of the option for the expected term of the instrument. The dividend yield reflects an estimate of dividend payouts over the term of the award.

Year Ended
December 31,
	2012	2011	2010
Expected volatility range of stock	49 -73%	72 - 74%	69 - 84%
Expected life of option, range in years	2.0 – 4.0	3.0 - 4.0	2.0 - 5.0
Risk-free interest rate range	0.3 – 0.7%	0.7 - 1.7%	1.0 - 2.7%
Expected dividend yield on stock	0.4 – 1.3%	0.0 - 0.7%	0.0 - 1.6%

A summary of the Company's unvested shares relating to stock options as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 are presented below:

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Options unvested at December 31, 2010	2.4	$4.57
Granted	0.9	25.76
Vested	(1.1)	5.01
Forfeited	(0.5)	4.59

Options unvested at December 31, 2011	1.3	$5.44
Granted	0.4	35.75
Vested	(0.8)	11.49
Forfeited	—	—

Options unvested at December 31, 2012	0.9	$23.49

A summary of the Company's stock option activity under the 2002 Option Plan and 2003 Plan for the years ended December 31, 2012 and 2011 is presented below:

(in millions, except exercise price and years)
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2010	5.2	$13.31
Granted	0.1	49.19
Exercised	(1.8)	19.27
Terminated	(0.1)	11.61

Options outstanding at December 31, 2011	3.4	$11.15
Granted	0.4	35.75
Exercised	(0.9)	12.61
Terminated	—	—

Options outstanding at December 31, 2012	2.9	$17.00	6.10	39.6

Options exercisable at December 31, 2012	2.0	$14.02	5.28	35.5

The aggregate intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $29.8 million, $59.2 million and $29.9 million, respectively.

The Company granted 0.01 million DSUs during the year ended December 31, 2012. No RSUs were granted during the year ended December 31, 2012.  At December 31, 2012, the Company had 0.2 million of unvested DSUs/RSUs. The aggregate intrinsic value of RSU and DSUs outstanding as of December 31, 2012 was $6.1 million.

A summary of total unrecognized stock-based compensation expense based on current performance estimates related to the options and DSUs granted during the year ended December 31, 2012 is presented below:

(in millions, except years)
	December 31, 2012	Weighted Average Remaining Vesting Period (Years)
Unrecognized stock option expense	4.8	1.46
Unrecognized DSU expense	0.2	0.33
Total unrecognized stock-based compensation expense	$5.0	1.42

Cash received from options exercised under all stock-based compensation plans, including cash received from options issued from treasury shares for the years ended December 31, 2012, 2011 and 2010 was $11.4 million, $26.3 million, and $28.6 million, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(11) Commitments and Contingencies

(a) Lease Commitments. The Company has various operating leases that call for annual rental payments due in equal monthly installments and a lease with a rent free occupancy period. The Company's policy is to recognize expense for lease payment, including those with escalating provisions and rent free periods, on a straight-line basis over the lease term. Operating lease expenses were $9.5 million, $8.4 million, and $6.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Future minimum lease payments at December 31, 2012 under these non-cancelable leases are as follows:

(in millions)

Year Ended December 31,

2013	$7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
$24.5

(b) Purchase Commitments. The Company will, from time to time, enter into limited purchase commitments for the purchase of certain raw materials. Amounts committed under these programs are not significant as of December 31, 2012 and 2011.

(c) Norfolk County Retirement System, Individually and on behalf of all others similarly situated, Plaintiff v. Tempur-Pedic International Inc., Mark A. Sarvary and Dale E. Williams; filed June 20, 2012

Arthur Benning, Jr., Individually and on behalf of all others similarly situated, Plaintiff v. Tempur-Pedic International Inc., Mark A. Sarvary and Dale E. Williams; filed June 25, 2012

On June 20 and 25, 2012, the above suits were filed against the Company and two named executive officers in the United States District Court for the Eastern District of Kentucky, purportedly on behalf of a proposed class of shareholders who purchased the Company's stock between January 25, 2012 and June 5, 2012.  The complaints assert claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, alleging, among other things, false and misleading statements and concealment of material information concerning the Company's competitive position, projected net sales, earnings per diluted share and related financial performance for the Company's fiscal year 2012.  The plaintiffs seek damages, interest, costs, attorney's fees, expert fees and unspecified equitable/injunctive relief. The Company strongly believes that the shareholder suits lack merit and intends to defend against the claims vigorously. The outcome of these matters is uncertain, however, and although we do not currently expect to incur a loss with respect to these matters, we cannot currently predict the manner and timing of the resolution of the suits, an estimate of a range of losses or any minimum loss that could result in the event of an adverse verdict in these suits, or whether our applicable insurance policies will provide sufficient coverage for these claims. Accordingly, the Company can give no assurance that these matters will not have a material adverse effect on the Company's financial position or results of operations.

(d) Benjamin B. Clarke, Individually and On Behalf of All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnson, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 2, 2012

Robert A. Justewicz, Individually and On Behalf of All Others Similarly Situated v. Sealy Corporation, Lawrence J. Rogers, Paul J. Norris, James W. Johnson, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard W. Roedel, Deborah G. Ellinger, John B. Replogle, Silver Lightning Merger Company and Tempur-Pedic International Inc., filed Oct. 3, 2012

Deno Singh, On Behalf of Himself and All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnston, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 15, 2012

Jay M. Plourde, On Behalf of Himself and All Others Similarly Situated v. Sealy Corporation, Lawrence J. Rogers, Paul Norris, James W. Johnston, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard Roedel, Deborah G. Ellinger, John B. Replogel, Tempur-Pedic International Inc., Kohlberg Kravis Roberts & Co. L.P. and Silver Lightning Merger Company, filed October 15, 2012

Keith Gamble, Individually and On Behalf of All Others Similarly Situated v. Lawrence J. Rogers, Richard W. Roedel, John B. Replogle, Paul J. Norris, Dean B. Nelson, Gary E. Morin, James W. Johnston, Deborah G. Ellinger, Simon E. Brown, Sealy Corporation, Tempur-Pedic International Inc. and Silver Lightning Merger Company, filed October 16, 2012

Curtis Nall, On Behalf of Himself and All Others Similarly Situated Shareholders of Sealy Corporation v. Lawrence C. Rogers, James W. Johnston, Simon E. Brown, Gary E. Morin, Dean B. Nelson, Richard Roedel, Deborah G. Ellinger, John B. Replogle, Paul J. Norris, Sealy Corporation, Tempur-Pedic, International Inc., KKR Millennium GP LLC, KKR & Co. L.P., and Silver Lightning Merger Company, filed October 17, 2012

The Company is aware of six purported class action lawsuits relating to the Merger with Sealy, one in North Carolina state court and five in the Delaware Court of Chancery, filed by purported stockholders of Sealy against Sealy, Sealy's directors, the Company and Silver Lightning Merger Company, a subsidiary of the Company (the "Merger Sub"). Justewicz v. Sealy Corp., et al. (''North Carolina Action'') was filed on October 3, 2012, in the General Court of Justice, Superior Court Division in North Carolina (''North Carolina Court''). On November 13, 2012, the Delaware Court of Chancery consolidated all five Delaware actions into a single action, which is now styled as In re Sealy Corporation Shareholder Litigation (''Delaware Action''). Plaintiff in the North Carolina Action and plaintiffs in the Delaware Action allege, among other things, that the defendants have breached their fiduciary duties to Sealy's stockholders and that Sealy, the Company and Merger Sub aided and abetted the Sealy directors' alleged breach of fiduciary duties. The complaints also claim that the consideration to be paid in the Merger to Sealy stockholders (the "Merger Consideration") is inadequate, that the Merger Agreement contains unfair deal protection provisions, that Sealy's directors are subject to conflicts of interests, and that the preliminary information statement filed by Sealy with the Securities and Exchange Commission on October 30, 2012 omits material information concerning the negotiation process leading to the proposed transaction and the valuation of Sealy.

On October 12, 2012, plaintiff in the North Carolina Action brought a Motion for Expedited Discovery and for a Hearing and Briefing Schedule on Plaintiff's Motion for a Preliminary Injunction. On October 24, 2012, defendants in the North Carolina Action brought a Motion to Stay the North Carolina Action in favor of the Delaware Action. On November 7, 2012, the North Carolina Action plaintiff amended his complaint to add allegations claiming that the preliminary information statement filed by Sealy on October 30, 2012 did not provide sufficient information.  Following briefing and a hearing on November 8, 2012, the North Carolina Court stayed the North Carolina Action. On November 19, 2012, plaintiffs in the Delaware Action filed a consolidated amended complaint, a motion for expedited proceedings, and a motion for a preliminary injunction.

The Company believes that the allegations in these lawsuits are entirely without merit.  On January 22, 2013, solely to avoid the burden, expense and uncertainties inherent in litigation, and without admitting any liability or wrongdoing, the parties to the Delaware Action entered into a memorandum of understanding setting forth an agreement-in-principle providing for a settlement of the Delaware Action (the "Proposed Settlement"). In connection with the Proposed Settlement, Sealy agreed to include certain supplemental disclosures in the information statement to be sent to Sealy stockholders. The Proposed Settlement provides for the release of all claims by Sealy stockholders concerning the Merger Agreement, the Merger, and the disclosures made in connection with the Merger, including all claims that were asserted or could have been asserted in the Delaware Action and the North Carolina Action. The Proposed Settlement does not provide for the payment of any additional monetary consideration to Sealy stockholders and the Proposed Settlement does not affect the rights of any Sealy stockholder to seek appraisal pursuant to Section 262 of the DGCL. The Proposed Settlement is subject to definitive documentation and approval by the Delaware Court of Chancery.

The outcome of the above litigation is uncertain, however, and although the Company does not currently expect to incur a loss with respect to these matters, the Company cannot currently predict the manner and timing of the resolution of the Merger Lawsuits, an estimate of a range or losses or any minimum loss that could result in the event of an adverse verdict in these suits, or whether the Company's or Sealy's applicable insurance policies will provide sufficient coverage for these claims. Accordingly, the Company can give no assurance that these matters will not have a material adverse effect on the Company's financial position or results of operations.

The Company is involved in various other legal proceedings incidental to the operations of its business. The Company believes that the outcome of all such pending legal proceedings in the aggregate will not have a material adverse effect on its business, financial condition, liquidity, or operating results.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(12) Income Taxes

The Company's effective income tax provision differs from the amount calculated using the statutory U.S. federal income tax rate, principally due to the following:

(in millions)
	Year Ended December 31,
	2012		2011		2010
	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes
Statutory U.S. federal income tax	$80.2	35.0%	$114.9	35.0%	$80.8	35.0%
State income taxes, net of federal benefit	4.5	2.0	7.9	2.4	5.3	2.3
Foreign repatriation, net of foreign tax credits	48.1	21.0	—	—	—	—
Foreign tax differential	(9.7)	(4.2)	(9.4)	(2.9)	(8.6)	(3.7)
Change in valuation allowances	(2.8)	(1.2)	(5.9)	(1.8)	(1.0)	(0.4)
Uncertain tax positions	2.6	1.1	4.1	1.2	(0.6)	(0.3)
Subpart F income	4.1	1.8	3.2	1.0	2.9	1.3
Manufacturing deduction	(3.8)	(1.7)	(5.0)	(1.5)	(4.0)	(1.7)
Permanent and other	(0.8)	(0.4)	(1.0)	(0.3)	(1.1)	(0.6)

Effective income tax provision	$122.4	53.4%	$108.8	33.1%	$73.7	31.9%

Subpart F income represents interest and royalties earned by a foreign subsidiary as well as sales made by certain foreign subsidiaries outside of their country of incorporation. Under the Code, such income is taxable to Tempur-Pedic International as if earned directly by Tempur-Pedic International.

At July 1, 2012, the Company had $352.7 million of undistributed earnings from non-U.S. operations on which no provision for U.S. federal and/or state income tax and foreign withholdings had been provided because Tempur-Pedic International intended to reinvest such earnings indefinitely outside of the United States. Subsequent to July 1, 2012, the Company changed the classification of those earnings to reflect a change in management's strategic objectives that could require the repatriation of foreign earnings. As a result of this change, the Company recognized $48.1 million of additional income tax expense during the year ended December 31, 2012 to record the applicable U.S. deferred income tax liability. As of December 31, 2012, the Company no longer has any undistributed earnings of foreign subsidiaries that are classified as permanently reinvested. The Company expects to repatriate non-U.S. cash holdings upon the closing of the proposed Sealy acquisition.

The following sets forth the amount of income before income taxes attributable to each of the Company's operating segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2

Consolidated	$229.2	$328.4	$230.9

U.S. GAAP prescribes a recognition threshold and measurement attribute for the accounting and financial statement disclosure of tax positions taken or expected to be taken in a tax return. The evaluation of a tax position is a two-step process. The first step requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. The second step requires the Company to recognize in the financial statements each tax position that meets the more likely than not criteria, measured at the largest amount of benefit that has a greater than 50.0% likelihood of being realized.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)
Balance as of December 31, 2010	$8.9

Additions based on tax positions related to 2011	1.9
Additions for tax positions of prior years	2.6
Settlements of uncertain tax positions with tax authorities	(0.1)

Balance as of December 31, 2011	$13.3

Additions based on tax positions related to 2012	1.1
Settlements of uncertain tax positions with tax authorities	(1.5)

Balance as of December 31, 2012	$12.9

The entire amount of unrecognized tax benefits would impact the effective tax rate if recognized. Interest and penalties related to unrecognized tax benefits are recorded in income tax expense. During the years ended December 31, 2012, 2011 and 2010, the Company recognized approximately $3.0 million, $(0.3) million, and $0.8 million in interest and penalties, respectively, in income tax expense.  The Company had approximately $5.8 million and $2.8 million of accrued interest and penalties at December 31, 2012 and 2011, respectively.

During the fourth quarter of 2007, the Company received an income tax assessment from the Danish Tax Authority ("SKAT") with respect to the 2001, 2002 and 2003 tax years, an assessment with respect to the 2004 tax year during the third quarter of 2010, and an assessment with respect to the 2005 tax year during the second quarter of 2011, relating to the royalty paid by one of Tempur-Pedic International's U.S. subsidiaries to a Danish subsidiary. In addition, during the second quarter of 2012, the Company received an income tax assessment with respect to the 2006 tax year of approximately $28.5 million. The position taken by SKAT could apply to subsequent years. The cumulative total tax assessment for all years is approximately $146.2 million including interest and penalties. The Company filed timely protests with the Danish National Tax Tribunal challenging the tax assessments. The National Tax Tribunal formally agreed to place the Danish tax litigation on hold pending the outcome of a Bilateral Advance Pricing Agreement ("Bilateral APA") between the United States and SKAT. A Bilateral APA involves an agreement between the Internal Revenue Service ("IRS") and the taxpayer, as well as a negotiated agreement with one or more foreign competent authorities under applicable income tax treaties. During the third quarter of 2008, the Company filed the Bilateral APA with the IRS and SKAT. U.S. and Danish competent authorities have met to discuss the Company's Bilateral APA, and additional meetings are expected. SKAT and the IRS met several times since 2011, most recently in September 2012, to discuss the matter. There were no significant changes in the parties' respective positions during 2012. The parties have agreed to meet again in the spring of 2013 to continue the negotiation process. In the event the discussions and negotiations from that meeting do not yield a satisfactory result for the Company, the next step for the Company to resolve the matter would be to seek resolution of this issue through an administrative proceeding before the Danish National Tax Tribunal (the "Tribunal"). The Tribunal is a branch of SKAT that is independent of the discussions and negotiations that have taken place to date. If the Tribunal does not rule to the satisfaction of one or both parties, the party seeking redress may choose to litigate the issue in the Danish court system. If the company moves from the Bilateral APA process to the Tribunal or a proceeding in the Danish court system, the SKAT could require the Company to post a cash deposit or other security for taxes it has assessed in an amount to be negotiated, up to the full amount of the claim. The Company believes it has meritorious defenses to the proposed adjustments and will oppose the assessments before the Tribunal and in the Danish courts, as necessary. It is reasonably possible the amount of unrecognized tax benefits may change in the next twelve months. An estimate of the amount of such change cannot be made at this time. If the Company is not successful in defending its position to SKAT, the Tribunal or in the Danish courts that the Company owes no additional taxes, the Company could be required to pay significant amounts to SKAT, which could impair or reduce its liquidity and profitability.

The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company was notified of an impending tax examination in the U.S. for the years 2008 and 2009. With few exceptions, the Company is no longer subject to tax examinations by the IRS in the U.S. for periods prior to 2008, U.S. state and local municipalities for periods prior to 2006, and in non-U.S. jurisdictions for periods prior to 2001. Additionally, the Company is currently under examination by various tax authorities around the world. The Company anticipates it is reasonably possible an increase or decrease in the amount of unrecognized tax benefits could be made in the next twelve months as a result of the statute of limitations expiring and/or the examinations being concluded on these returns. However, the Company does not presently anticipate that any increase or decrease in unrecognized tax benefits will be material to the consolidated financial statements.

The Company's foreign net operating losses ("NOLs") were $37.0 million and $36.8 million as of December 31, 2012 and 2011, respectively. These NOLs expire at various dates through 2020. The Company has established a valuation allowance for net operating loss carryforwards and certain other deferred tax assets related to certain foreign operations. Management believes that, based on a number of factors, the available objective evidence creates sufficient uncertainty regarding the realizability of these foreign NOLs and certain other timing differences related to some of its foreign operations. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future taxable income, management believes it is more likely than not the Company will realize the benefits of the deferred tax assets, other than those related to some of its foreign operations as discussed above. However, there can be no assurance that such assets will be realized if circumstances change. During the years ended December 31, 2012 and 2011, valuation allowances of $2.8 million and $5.9 million, respectively, were reversed in certain foreign jurisdictions as earnings trends over the last few years now make it more likely than not that the deferred tax assets in these jurisdictions will be realized.

The income tax provision includes federal, state, and foreign income taxes currently payable and those deferred or prepaid because of temporary differences between financial statement and tax bases of assets and liabilities. The Company records income taxes under the liability method. Under this method, deferred income taxes are recognized for the estimated future tax effects of differences between the tax bases of assets and liabilities and their financial reporting amounts based on enacted tax laws.

The income tax provision consisted of the following:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Current provision
Federal	$49.9	$76.9	$40.5
State	7.8	12.0	7.1
Foreign	26.3	28.4	21.2

Total current	84.0	117.3	68.8

Deferred provision
Federal	37.1	(1.4)	2.5
State	4.2	(0.2)	0.3
Foreign	(2.9)	(6.9)	2.1

Total deferred	38.4	(8.5)	4.9

Total Income tax provision	$122.4	$108.8	$73.7

The net deferred tax assets and liabilities recognized in the accompanying Consolidated Balance Sheets consisted of the following:

(in millions)
	December 31,
	2012	2011
Deferred tax assets:
Stock-based compensation	$11.7	$11.2
Accrued expenses and other	10.6	7.6
Net operating losses	9.6	9.9
Inventories	3.5	1.8
Intangible assets	2.4	1.1
Property, plant and equipment	1.5	2.7

Total deferred tax assets	39.3	34.3
Valuation allowances	(0.1)	(2.9)

Total net deferred tax assets	39.2	31.4

Deferred tax liabilities:
Foreign repatriation, net of foreign tax credits	(45.4)	---
Intangible assets	(21.8)	(23.0)
Property, plant and equipment	(13.1)	(11.7)
Accrued expenses and other	(3.7)	(6.5)

Total deferred tax liabilities	(84.0)	(41.2)

Net deferred tax liabilities	$(44.8)	$(9.8)

Major Customers	12 Months Ended
Dec. 31, 2012
Major Customers [Abstract]
Major Customers
 (13) Major Customers

The top five customers accounted for approximately 24.0%, 20.0% and 20.0% of the Company's net sales for the years ended December 31, 2012, 2011 and 2010, respectively. Net sales for one customer in the Company's North American segment (Mattress Firm) represented more than 10.0% of consolidated net sales for the year ended December 31, 2012. The top five customers also accounted for approximately 29.0% and 19.0% of accounts receivable as of December 31, 2012 and 2011, respectively.

Benefit Plan	12 Months Ended
Dec. 31, 2012
Benefit Plan [Abstract]
Benefit Plan
(14) Benefit Plan

The Company has a defined contribution plan ("the 401(k) Plan") whereby eligible employees may contribute up to 15.0% of their pay subject to certain limitations as defined by the 401(k) Plan. Employees are eligible to participate in the 401(k) Plan after 90 days and are eligible to receive matching contributions upon one year of employment with the Company. The 401(k) Plan provides a 100.0% match of the first 3.0% and 50.0% of the next 2.0% of eligible employee contributions. All matching contributions vest immediately. The Company incurred $1.5 million, $1.5 million and $1.1 million of expenses associated with the Plan for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share
(15) Earnings Per Common Share

(in millions, except per common share amounts)
	Year Ended December 31,
	2012	2011	2010
Numerator:
Net income	$106.8	$219.6	$157.2

Denominator:
Denominator for basic earnings per common share—weighted average shares	61.5	67.1	70.3
Effect of dilutive securities:
Employee stock based compensation	1.4	2.0	2.4

Denominator for diluted earnings per common share—adjusted weighted average shares	62.9	69.1	72.8

Basic earnings per common share	$1.74	$3.27	$2.23

Diluted earnings per common share	$1.70	$3.18	$2.16

The Company excluded 0.2 million and 0.01 million and 0.03 million shares issuable upon exercise of outstanding stock options for the years ended December 31, 2012, 2011 and 2010, respectively, from the diluted earnings per common share computation because their exercise price was greater than the average market price of Tempur-Pedic International's common stock or they were otherwise anti-dilutive. Holders of non-vested stock-based compensation awards do not have voting rights or rights to receive any dividends on the shares covered by the awards.

Business Segment Information	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Business Segment Information
(16) Business Segment Information

The Company operates in two business segments: North America and International. These reportable segments are strategic business units that are managed separately based on the fundamental differences in their operations. The North American segment consists of the two U.S. manufacturing facilities and the North American distribution subsidiaries. The International segment consists of the manufacturing facility in Denmark, whose customers include all of the distribution subsidiaries and third party distributors outside the North American segment. The Company evaluates segment performance based on net sales and operating income. The Company allocates certain corporate operating expenses to the North America segment, which were $58.0 million, $55.8 million and $49.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. There were no material allocations of corporate operating expenses to the International segment for the years ended December 31, 2012, 2011 or 2010. Substantially all of the net sales from external customers and long-lived assets included in the tables below for the Company's North American segment relate to the Company's U.S. operations. The Company's North American and International segment assets include investments in subsidiaries which are appropriately eliminated in the Company's consolidated financial statements. At December 31, 2012 and 2011, International investments in subsidiaries held by the North American segment were $320.1 million and $249.1 million, respectively. North American investments in subsidiaries held by the International segment at December 31, 2012 and 2011 were $27.4 million and $23.5 million, respectively. The remaining inter-segment eliminations are comprised of intercompany accounts receivable. The effect of the elimination of the investments in subsidiaries is included in the inter-segment eliminations as shown below.

The following table summarizes total assets by segment:

(in millions)
	December 31,	December 31,
	2012	2011

North America	$1,160.4	$688.0
International	504.1	422.2
Inter-segment eliminations	(351.5)	(272.0)
	$1,313.0	$838.2

The following table summarizes long-lived assets by segment:

(in millions)
	December 31, 2012	December 31, 2011
North America	$395.7	$378.3
International	69.5	62.0
	$465.2	$440.3

The following table summarizes segment information:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Net sales from external customers:
North America
Mattresses	$666.6	$693.4	$539.2
Pillows	73.0	75.6	65.7
Other	224.7	235.7	167.1
	$964.3	$1,004.7	$772.0

International
Mattresses	$268.0	$250.9	$196.4
Pillows	85.3	76.1	64.8
Other	85.3	86.2	72.2
	$438.6	$413.2	$333.4

	$1,402.9	$1,417.9	$1,105.4

Inter-segment sales:
North America	$0.9	$5.0	$0.4
International	1.5	2.2	2.4
Inter-segment eliminations	(2.4)	(7.2)	(2.8)
	$—	$—	$—

Gross profit:
North America	$449.3	$499.8	$358.3
International	265.3	243.3	197.1
	$714.6	$743.1	$555.4
Operating income:
North America	$144.4	$236.9	$152.8
International	103.9	103.6	93.1
	$248.3	$340.5	$245.9

Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2
	$229.2	$328.4	$230.9

Depreciation and amortization (including stock-based compensation amortization):
North America	$30.6	$41.1	$34.9
International	11.4	9.9	9.1
	$42.0	$51.0	$44.0

Intercompany royalties:
North America	$12.7	$12.3	$9.8
International	(12.7)	(12.3)	(9.8)

Capital expenditures:
North America	$36.8	$18.8	$11.0
International	(13.7)	(10.7)	(7.1)
	$50.5	$29.5	$18.1

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
(17) Quarterly Financial Data (unaudited)

Quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized below:

(in millions, except per share amounts)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Net sales	$384.4	$329.5	$347.9	$341.1
Gross profit	205.9	166.9	171.2	170.6
Operating income	86.1	47.5	63.4	51.3
Net income	56.2	29.1	(2.0)	23.5
Basic earnings (loss) per common share	$0.88	$0.46	$(0.03)	$0.39
Diluted earnings (loss) per common share	$0.86	$0.45	$(0.03)	$0.39

2011
Net sales	$325.8	$342.2	$383.1	$366.8
Gross profit	170.3	181.0	200.6	191.2
Operating income	75.3	82.8	96.6	85.8
Net income	48.3	53.1	61.9	56.3
Basic earnings per common share	$0.70	$0.78	$0.93	$0.86
Diluted earnings per common share	$0.68	$0.76	$0.90	$0.84

The sum of the quarterly earnings per common share amounts may not equal the annual amount reported because per share amounts are computed independently for each quarter and for the full year based on respective weighted-average common shares outstanding and other dilutive potential common shares. The Company's quarterly operating results fluctuate as a result of seasonal variations in the Company's business.

Guarantor/Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Guarantor/Non-Guarantor Financial Information [Abstract]
Guarantor/Non-Guarantor Financial Information
(18) Guarantor/Non-Guarantor Financial Information (in millions)

               On March 18, 2013, the Company completed its previously announced acquisition of Sealy Corporation. As discussed in Note 5, Tempur-Pedic International issued $375.0 million aggregate principal amount of Senior Notes. The Senior Notes are general unsecured senior obligations of Tempur-Pedic International and are fully and unconditionally guaranteed on a senior unsecured basis, jointly and severally, by all of Tempur-Pedic International's 100% directly or indirectly owned current and future domestic subsidiaries (the "Combined Guarantor Subsidiaries"). The foreign subsidiaries (the "Combined Non-Guarantor Subsidiaries") represent the foreign operations of the Company and do not guarantee the Senior Notes. A subsidiary guarantor will be released from its obligations under the indenture governing the notes (a) the subsidiary guarantor is sold or sells all of its assets; (b) the subsidiary is declared "unrestricted" for covenant purposes; (c) the subsidiary's guarantee of other indebtedness is terminated or released; and (d) the requirements for legal defeasance or to discharge the indenture have been satisfied. The principal elimination entries relate to its investments in its subsidiaries and intercompany balances and transactions, including transactions with the Company's wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries under the equity method.

The following financial information presents Condensed Consolidating Balance Sheets as of December 31, 2012 and 2011, and the related Condensed Consolidated Statements of Comprehensive Income and Cash Flows for each of the three years ended December 31, 2012, 2011 and 2010, for the Ultimate Parent, Combined Guarantor Subsidiaries and Combined Non-Guarantor Subsidiaries.

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$947.8	$481.0	$(25.9)	$1,402.9
Cost of sales		―	509.0	205.2	(25.9)	688.3
Gross profit		―	438.8	275.8	―	714.6
Selling and marketing expenses		2.5	191.9	124.7	―	319.1
General, administrative and other expenses		4.9	96.4	45.9	―	147.2
Operating income (loss)		(7.4)	150.5	105.2	―	248.3

Other expense, net:
Interest expense, net		(31.5)	13.2	(0.5)	―	(18.8)
Other expense, net		―	―	(0.3)	―	(0.3)
Total other expense		(31.5)	13.2	(0.8)	―	(19.1)

Equity in net earnings of subsidiaries		103.3	81.0	―	(184.3)	―

Income before income taxes		64.4	244.7	104.4	(184.3)	229.2
Income tax provision (benefit)		(10.9)	109.9	23.4	―	122.4
Net income		$75.3	$134.8	$81.0	$(184.3)	$106.8

Comprehensive income		$82.4	$136.9	$86.0	$(191.4)	$113.9

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$987.9	$462.2	$(32.2)	$1,417.9
Cost of sales		―	504.3	202.7	(32.2)	674.8
Gross profit		―	483.6	259.5	―	743.1
Selling and marketing expenses		4.1	162.7	110.1	―	276.9
General, administrative and other expenses		14.5	70.2	41.0	―	125.7
Operating income (loss)		(18.6)	250.7	108.4	―	340.5

Other expense, net:
Interest expense, net		(23.3)	12.2	(0.8)	―	(11.9)
Other expense, net		―	(0.2)	―	―	(0.2)
Total other expense		(23.3)	12.0	(0.8)	―	(12.1)

Equity in net earnings of subsidiaries		227.4	86.1	―	(313.5)	―

Income before income taxes		185.5	348.8	107.6	(313.5)	328.4
Income tax provision (benefit)		(10.8)	98.1	21.5	―	108.8
Net income		$196.3	$250.7	$86.1	$(313.5)	$219.6

Comprehensive income		$187.8	$249.4	$78.9	$(305.0)	$211.1

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$753.2	$367.6	$(15.4)	$1,105.4
Cost of sales		―	408.1	157.3	(15.4)	550.0
Gross profit		―	345.1	210.3	―	555.4
Selling and marketing expenses		3.8	119.8	76.1	―	199.7
General, administrative and other expenses		9.8	63.0	37.0	―	109.8
Operating income (loss)		(13.6)	162.3	97.2	―	245.9

Other expense, net:
Interest expense, net		(33.0)	19.4	(0.9)	―	(14.5)
Other expense, net		―	(0.8)	0.3	―	(0.5)
Total other expense		(33.0)	18.6	(0.6)	―	(15.0)

Equity in net earnings of subsidiaries		155.5	73.2	―	(228.7)	―

Income before income taxes		108.9	254.1	96.6	(228.7)	230.9
Income tax provision (benefit)		(15.3)	65.6	23.4	―	73.7
Net income		$124.2	$188.5	$73.2	$(228.7)	$157.2

Comprehensive income		$126.0	$194.2	$71.1	$(232.3)	$159.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated

ASSETS

Current Assets:
Cash and cash equivalents	$	―	$19.2	$160.1	$	―	$179.3
Accounts receivable, net		―	57.1	72.7		―	129.8
Inventories		―	55.7	37.3		―	93.0
Receivable from escrow		375.0	―	―		―	375.0
Prepaid expenses and other current assets		86.2	26.4	15.0		(86.2)	41.4
Deferred income taxes		11.7	―	2.6		(11.7)	2.6
Total Current Assets		472.9	158.4	287.7		(97.9)	821.1
Property, plant and equipment, net		―	132.7	53.3		―	186.0
Goodwill		―	89.9	126.2		―	216.1
Other intangible assets, net		―	42.9	20.2		―	63.1
Deferred tax asset		―	―	10.4		―	10.4
Other non-current assets		―	13.4	2.9		―	16.3
Net investment in subsidiaries		1,213.0	300.2	―		(1,513.2)	―
Due from affiliates		28.0	1,460.0	3.4		(1,491.4)	―
Total Assets		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$60.0	$25.8	$	―	$85.8
Accrued expenses and other current liabilities		0.2	49.1	35.0		―	84.3
Deferred income taxes		―	37.6	0.6		(11.7)	26.5
Income taxes payable		―	89.3	12.4		(86.2)	15.5
Total Current Liabilities		0.2	236.0	73.8		(97.9)	212.1
Long-term debt		375.0	650.0	―		―	1,025.0
Deferred income taxes		―	28.9	2.5		―	31.4
Other non-current liabilities		―	20.6	1.6		―	22.2
Due to affiliates		1,316.4	49.0	126.0		(1,491.4)	―
Total Liabilities		1,691.6	984.5	203.9		(1,589.3)	1,290.7

Total Stockholders' Equity		22.3	1,213.0	300.2		(1,513.2)	22.3
Total Liabilities and Stockholders' Equity		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
ASSETS

Current Assets:
Cash and cash equivalents	$	―	$10.8	$100.6	$	―	$111.4
Accounts receivable, net		―	63.2	79.2		―	142.4
Inventories		―	54.3	36.9		―	91.2
Receivable from escrow		―	―	―		―	―
Prepaid expenses and other current assets		65.4	9.9	10.2		(65.4)	20.1
Deferred income taxes		11.1	1.5	2.1		―	14.7
Total Current Assets		11.1	139.7	229.0		―	379.8
Property, plant and equipment, net		―	111.5	49.0		―	160.5
Goodwill		―	89.9	123.4		―	213.3
Other intangible assets, net		―	44.0	22.5		―	66.5
Deferred tax asset		―	―	9.1		―	9.1
Other non-current assets		―	6.1	2.9		―	9.0
Net investment in subsidiaries		1,074.1	225.4	―		(1,299.5)	―
Due from affiliates		19.7	1,266.2	4.4		(1,290.3)	―
Total Assets		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$41.5	$28.4	$	―	$69.9
Accrued expenses and other current liabilities		2.8	37.7	36.1		―	76.6
Deferred income taxes		―	―	0.6		―	0.6
Income taxes payable		―	73.5	12.4		(65.4)	20.5
Total Current Liabilities		2.8	152.7	77.5		(65.4)	167.6
Long-term debt		―	585.0	―		―	585.0
Deferred income taxes		―	29.7	3.6		―	33.3
Other non-current liabilities		―	17.1	4.4		―	21.5
Due to affiliates		1,136.7	24.2	129.4		(1,290.3)	―
Total Liabilities		1,139.5	808.7	214.9		(1,355.7)	807.4

Total Stockholders' Equity		30.8	1,074.1	225.4		(1,299.5)	30.8
Total Liabilities and Stockholders' Equity		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(43.6)	140.5	93.0		―	189.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(36.7)	(13.8)		―	(50.5)
Acquisition of business, net of cash acquired		―	―	(4.5)		―	(4.5)
Other		―	(0.1)	0.1		―	―
Net cash from investing activities		―	(36.8)	(18.2)		―	(55.0)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	352.0	―		―	352.0
Repayments of long-term revolving credit facility		―	(287.0)	―		―	(287.0)
Net activity in investment in and advances from (to) subsidiaries and affiliates		187.0	(170.8)	(16.2)		―	―
Payment of deferred financing costs		(2.2)	―	(0.1)		―	(2.3)
Proceeds from issuance of common stock		11.4	―	―		―	11.4
Excess tax benefit from stock based compensation		―	10.5	―		―	10.5
Treasury stock repurchased		(152.6)	―	―		―	(152.6)
Other		―	―	(2.8)		―	(2.8)
Net cash from financing activities		43.6	(95.3)	(19.1)		―	(70.8)

Net effect of exchange rate changes on cash and cash equivalents		―	―	3.8		―	3.8
Increase in cash and cash equivalents		―	8.4	59.5		―	67.9
Cash and cash equivalents, beginning of period		―	10.8	100.6		―	111.4
Cash and cash equivalents, end of period	$	―	$19.2	$160.1	$	―	$179.3

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(24.6)	192.4	80.9		―	248.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(18.8)	(10.7)		―	(29.5)
Acquisition of business, net of cash acquired		―	―	(4.6)		―	(4.6)
Other		―	(0.2)	(1.8)		―	(2.0)
Net cash from investing activities		―	(19.0)	(17.1)		―	(36.1)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	821.5	―		―	821.5
Repayments of long-term revolving credit facility		―	(643.5)	―		―	(643.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates		363.9	(360.1)	(3.8)		―	―
Payment of deferred financing costs		―	(6.1)	(0.1)		―	(6.2)
Proceeds from issuance of common stock		26.3	―	―		―	26.3
Excess tax benefit from stock based compensation		―	19.2	―		―	19.2
Treasury stock repurchased		(365.9)	―	―		―	(365.9)
Other		―	―	(0.3)		―	(0.3)
Net cash from financing activities		(24.3)	(169.0)	(4.2)		―	(148.9)

Net effect of exchange rate changes on cash and cash equivalents		―	―	(5.9)		―	(5.9)
Increase in cash and cash equivalents		(0.3)	4.4	53.7		―	57.8
Cash and cash equivalents, beginning of period		0.3	6.4	46.9		―	53.6
Cash and cash equivalents, end of period	$	―	$10.8	$100.6	$	―	$111.4

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities	(30.4)	136.7	77.8		―	184.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	―	(11.0)	(7.1)		―	(18.1)
Acquisition of business, net of cash acquired	―	―	(18.7)		―	(18.7)
Other	―	(0.1)	(0.6)		―	(0.7)
Net cash from investing activities	―	(11.1)	(26.4)		―	(37.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	―	292.3	16.5		―	308.8
Repayments of long-term revolving credit facility	―	(179.3)	(18.5)		―	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	252.1	(242.5)	(9.6)		―	―
Payment of deferred financing costs	―	―	―		―	―
Proceeds from issuance of common stock	28.6	―	―		―	28.6
Excess tax benefit from stock based compensation	―	5.6	―		―	5.6
Treasury stock repurchased	(250.0)	―	―		―	(250.0)
Other	―	―	(1.6)		―	(1.6)
Net cash from financing activities	30.7	(123.9)	(13.2)		―	(106.4)

Net effect of exchange rate changes on cash and cash equivalents	―	―	(0.6)		―	(0.6)
Increase in cash and cash equivalents	0.3	1.7	37.6		―	39.6
Cash and cash equivalents, beginning of period	―	4.7	9.3		―	14.0
Cash and cash equivalents, end of period	$0.3	$6.4	$46.9	$	―	$53.6

VALUATION AND QUALIFYING ACCOUNTS SCHEDULE II	12 Months Ended
Dec. 31, 2012
VALUATION AND QUALIFYING ACCOUNTS-SCHEDULE II [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
TEMPUR-PEDIC INTERNATIONAL INC. AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2010, 2011 AND 2012
SCHEDULE II
(in millions)

		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Allowance for doubtful accounts:

Year Ended December 31, 2010	$9.0	$0.5	$—	$(2.1)	$7.4

Year Ended December 31, 2011	$7.4	$1.6	$—	$(2.2)	$6.8

Year Ended December 31, 2012	$6.8	$2.5	$—	$(1.1)	$8.2

		Additions
Description	Balance at Beginning of Period	Charges to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
Valuation allowance deferred tax assets:

Year Ended December 31, 2010	$9.8	$—	$—	$(1.0)	$8.8

Year Ended December 31, 2011	$8.8	$—	$—	$(5.9)	$2.9

Year Ended December 31, 2012	$2.9	$—	$—	$(2.8)	$0.1

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation and Description of Business
(a) Basis of Presentation and Description of Business. Tempur-Pedic International Inc., a Delaware corporation, together with its subsidiaries, is a U.S. based, multinational company. The term "Tempur-Pedic International" refers to Tempur-Pedic International Inc. only, and the term "Company" refers to Tempur-Pedic International Inc. and its consolidated subsidiaries. Tempur World, Inc. was formed on January 1, 2000 to combine the manufacturing facilities and the global distribution capabilities of all TEMPUR® products, and Tempur-Pedic International Inc. was formed in 2002 to acquire Tempur World, Inc. This acquisition ("Tempur Acquisition") was effective as of November 1, 2002.

The Company manufactures, markets and sells products including pillows, mattresses and other related products. The Company manufactures essentially all its pressure-relieving TEMPUR® products at three manufacturing facilities, with one located in Denmark and two in the U.S. The Company has sales distribution subsidiaries operating in North America, Europe, Asia Pacific and South America and has third party distribution arrangements in certain other countries where it does not have subsidiaries. The Company sells its products through four sales channels: Retail, Direct, Healthcare and Third party.

The Company reclassified certain accrued expenses and other current liabilities to other non-current liabilities and current deferred income tax assets and non-current deferred income tax liabilities to non-current deferred tax assets and current deferred income tax liabilities to conform to the 2012 presentation of consolidated financial statements. This change does not materially impact previously reported subtotals or totals within the accompanying Consolidated Financial Statements for any previous period presented.

Basis of Consolidation
(b) Basis of Consolidation. The accompanying financial statements include the accounts of Tempur-Pedic International and its subsidiaries. All subsidiaries are wholly-owned. Intercompany balances and transactions have been eliminated. As of December 31, 2012, the Company does not hold any interest in variable-interest entities.

Use of Estimates
(c) Use of Estimates. The preparation of financial statements in conformity with United States Generally Accepted Accounting Principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company's results are affected by economic, political, legislative, regulatory and legal actions. Economic conditions, such as recessionary trends, inflation, interest and monetary exchange rates, government fiscal policies and changes in the prices of raw materials, can have a significant effect on operations. While the Company maintains reserves for anticipated liabilities and carries various levels of insurance, the Company could be affected by civil, criminal, regulatory or administrative actions, claims or proceedings.

Foreign Currency
(d) Foreign Currency. Assets and liabilities of non-U.S. subsidiaries, whose functional currency is the local currency, are translated into U.S. dollars at period-end exchange rates. Income and expense items are translated at the average rates of exchange prevailing during the period. The adjustments resulting from translating the financial statements of foreign subsidiaries are included in accumulated other comprehensive loss ("OCL"), a component of stockholders' equity, and included in net earnings only upon sale or liquidation of the underlying foreign subsidiary or affiliated company. Foreign currency transaction gains and losses are recognized in net earnings based on differences between foreign exchanges rates on the transaction date and on the settlement date.

Derivative Financial Instruments
(e) Derivative Financial Instruments. The Company is required to recognize all of its derivative instruments as either assets or liabilities in the consolidated balance sheets at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in income immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of accumulated OCL in stockholders' equity and subsequently recognized in net income when the hedged item affects net income. The change in fair value of the ineffective portion of a financial instrument is recognized in net income immediately. The gain or loss related to financial instruments that are not designated as hedges are recognized immediately in net income.

Derivative financial instruments are used in the normal course of business to manage interest rate and foreign currency exchange risks. Credit risk is managed through the selection of sound financial institutions as counterparties. The Company does not apply hedge accounting to the foreign currency forward contracts used to offset currency-related changes in the fair value of foreign currency denominated assets and liabilities. These contracts are marked-to-market through earnings.

Cash and Cash Equivalents	(f) Cash and Cash Equivalents. Cash and cash equivalents consist of all highly liquid investments with initial maturities of three months or less.
Inventories
(g) Inventories. Inventories are stated at the lower of cost or market, determined by the first-in, first-out method and consist of the following:

(in millions)
	December 31,
	2012	2011
Finished goods	$68.5	$65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7

	$93.0	$91.2

Property, Plant and Equipment
            (h) Property, Plant and Equipment. Property, plant and equipment are carried at cost at acquisition date and are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Lives
Buildings	25-30 years
Computer equipment and software	3-5 years
Leasehold improvements	4-7 years
Machinery equipment	3-7 years
Office furniture and fixtures	5-7 years

Leasehold improvements are amortized over the shorter of the life of the lease or seven years. The Company allocates depreciation and amortization to cost of sales and within each line item of operating expenses.

Long-Lived Assets
(i) Long-Lived Assets. Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of long-lived assets is assessed by a comparison of the carrying amount of the asset to the estimated future undiscounted net cash flows expected to be generated by the asset or group of assets. If estimated future undiscounted net cash flows are less than the carrying amount of the asset or group of assets, the asset is considered impaired and an expense is recorded in an amount required to reduce the carrying amount of the asset to its then fair value. Fair value generally is determined from estimated discounted future net cash flows (for assets held for use) or net realizable value (for assets held for sale).

Goodwill and Other Intangible Assets
(j) Goodwill and Other Intangible Assets. Intangible assets with finite useful lives are amortized over their respective estimated useful lives to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate an impairment may have occurred. The Company performs an annual impairment test on all existing goodwill and other indefinite lived assets on October 1 of each year and whenever events or circumstances make it more likely than not that impairment may have occurred. The Company reviewed goodwill for impairment based on its identified reporting units, which include the Company's North American and International operating segments. In conducting the impairment test, the fair value of each of the Company's reporting units is compared to its respective carrying amount including goodwill. If the fair value exceeds the carrying amount, then no impairment exists. If the carrying amount exceeds the fair value, further analysis is performed to assess impairment. The Company's determination of fair value of the reporting units is based on an income approach, with an appropriate risk adjusted discount rate, and a market approach. Any identified impairment would result in an adjustment to the Company's results of operations. The Company also tests its indefinite-lived intangible assets, principally trademarks, for impairment using a "relief-from-royalty" method. Significant assumptions inherent in the methodologies are employed and include such estimates as royalty and discount rates. The Company performed its annual impairment test of goodwill and indefinite-lived intangible assets in 2012, 2011 and 2010, none of which resulted in the recognition of impairment charges. For further information on goodwill and other intangible assets see Note 4, "Goodwill and Other Intangible Assets".

Accrued Sales Returns
(k) Accrued Sales Returns. The Company allows product returns up to 90 days following a sale through certain sales channels and on certain products. Estimated sales returns are provided at the time of sale based on historical sales channel return rates. The level of sales returns differs by channel with the Direct channel typically experiencing the highest rate of return. Estimated future obligations related to these products are provided by a reduction of sales in the period in which the revenue is recognized. Accrued sales returns are included in accrued expenses and other current liabilities in the accompanying Consolidated Balance Sheets.

The Company had the following activity for sales returns from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.4
Amounts accrued	48.6
Returns charged to accrual	(47.7)

Balance as of December 31, 2011	5.3
Amounts accrued	45.4
Returns charged to accrual	(45.6)

Balance as of December 31, 2012	$5.1

Warranties
(l) Warranties. The Company provides a 25-year warranty for North American sales and a 15-year warranty for International sales on mattresses, each prorated. The Company also provides a 3-year warranty on pillows. Estimated future obligations related to these products are charged to cost of sales in the period in which the related revenue is recognized. Estimates of warranty expenses are based primarily on historical claim experience and product testing. Warranties are included in accrued expenses and other current liabilities in the accompanying Consolidated Balance Sheets.

The Company had the following activity for warranties from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.1
Amounts accrued	5.3
Warranties charged to accrual	(5.1)

Balance as of December 31, 2011	4.3
Amounts accrued	6.0
Warranties charged to accrual	(5.5)

Balance as of December 31, 2012	$4.8

Income Taxes
(m) Income Taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are also recognized for the estimated future effects of tax loss carry forwards. The effect of changes in tax rates on deferred taxes is recognized in the period in which the enactment dates change. Valuation allowances are established when necessary on a jurisdictional basis to reduce deferred tax assets to the amounts expected to be realized. The Company accounts for uncertain foreign and domestic tax positions utilizing a proscribed recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Revenue Recognition
(n) Revenue Recognition. Sales of products are recognized when persuasive evidence of an arrangement exists, products are shipped and title passes to customers and the risks and rewards of ownership are transferred, the sales price is fixed or determinable, and collectability is reasonably assured. The Company extends volume discounts to certain customers and reflects these amounts as a reduction of sales. The Company also reports sales net of tax assessed by qualifying governmental authorities. The Company extends credit based on the creditworthiness of its customers. No collateral is required on sales made in the normal course of business.

The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in the Company's existing accounts receivable. The Company regularly reviews the adequacy of its allowance for doubtful accounts. The Company determines the allowance based on historical write-off experience and current economic conditions and also considers factors such as customer credit, past transaction history with the customer and changes in customer payment terms when determining whether the collection of a receivable is reasonably assured. Account balances are charged off against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts included in accounts receivable, net in the accompanying Consolidated Balance Sheets was $8.2 million and $6.8 million as of December 31, 2012 and 2011, respectively.

The Company reflects all amounts billed to customers for shipping and handling in net sales and the costs incurred from shipping and handling product in cost of sales. Amounts included in net sales for shipping and handling were approximately $4.9 million, $6.0 million and $6.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amounts included in cost of sales for shipping and handling were $99.7 million, $101.2 million and $87.7 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Cost of Sales
(o) Cost of Sales. Costs associated with net sales are recorded in cost of sales. Costs of sales includes the costs of receiving, producing, inspecting, warehousing, insuring, and shipping goods during the period, as well as depreciation and amortization of long-lived assets used in these processes.

Sales promotions and incentives
(p) Sales promotions and incentives. At the time of sale, the Company records an estimate for sales promotion and incentive costs. Examples of sales promotion and incentive programs include cash discounts, funds for promotional and market activities, volume-based incentive programs and other sales discounts and promotional programs. For customer incentives that must be earned, the Company makes estimates related to the contractual terms, customer performance and sales volume to determine the total amounts earned. The expense of each program is classified either as a reduction from revenues and presented within net sales, or as a component of selling and market expenses, in the accompanying Consolidated Statements of Income.

Advertising Costs
(q) Advertising Costs. The Company expenses advertising costs as incurred except for production costs and advance payments, which are deferred and expensed when advertisements run for the first time. Direct response advance payments are deferred and amortized over the life of the program. Advertising costs are included in selling and marketing expenses in the accompanying Consolidated Statements of Income. Advertising costs charged to expense were $164.5 million, $148.8 million and $96.6 million for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs include expenditures for shared advertising costs that the Company reimburses to customers under its integrated advertising program. These obligations are accrued and expensed when the related revenues are recognized. Advertising costs deferred and included in prepaid expenses and other current assets in the accompanying Consolidated Balance Sheets were $8.2 million and $9.1 million as of December 31, 2012 and 2011, respectively.

Research and Development Expenses
(r) Research and Development Expenses. Research and development expenses for new products are expensed as they are incurred and included in general, administrative and other expenses in the accompanying Consolidated Statements of Income. Research and development costs charged to expense were approximately $15.6 million, $9.9 million and $7.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation
(s) Stock-Based Compensation. The Company accounts for stock-based payment transactions in which the Company receives employee services in exchange for (a) equity instruments of the Company or (b) liabilities that are based on the fair value of the Company's equity instruments or that may be settled by the issuance of such equity instruments. Stock-based compensation cost for restricted stock units ("RSUs"), performance restricted stock units ("PRSUs") and deferred stock units ("DSUs") is measured based on the closing fair market value of the Company's common stock on the date of grant. Stock-based compensation cost for stock options is estimated at the grant date based on each option's fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes stock-based compensation cost as expense for awards other than its PRSUs ratably on a straight-line basis over the requisite service period. The Company recognizes stock-based compensation cost associated with its PRSUs over the requisite service period if it is probable that the performance conditions will be satisfied. The Company will recognize a benefit from stock-based compensation in equity if an incremental tax benefit is realized by following the ordering provisions of the tax law. Further information regarding stock-based compensation can be found in Note 10, "Stock-Based Compensation."

Treasury Stock
(t) Treasury Stock. The Board of Directors may authorize share repurchases of the Company's common stock ("Share Repurchase Authorizations"). Share repurchases under these authorizations may be made through open market transactions, negotiated purchase or otherwise, at times and in such amounts as the Company, and a committee of the Board, deem appropriate. Shares repurchased under Share Repurchase Authorizations are held in treasury for general corporate purposes, including issuances under various employee share-based award plans. Treasury shares are accounted for under the cost method and reported as a reduction of stockholders' equity. Share Repurchase Authorizations may be suspended, limited or terminated at any time without notice.

Fair Value Measurements
(u) Fair Value Measurements. The Company applies fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities, the Company considers the principal or most advantageous market in which the Company would transact and the market-based risk measurements or assumptions that market participants would use in pricing the asset or liability, such as inherent risk, transfer restrictions and credit risk.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Schedule of Inventory, Current
(g) Inventories. Inventories are stated at the lower of cost or market, determined by the first-in, first-out method and consist of the following:

(in millions)
	December 31,
	2012	2011
Finished goods	$68.5	$65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7

	$93.0	$91.2

Schedule of property, plant and equipment
            (h) Property, Plant and Equipment. Property, plant and equipment are carried at cost at acquisition date and are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Lives
Buildings	25-30 years
Computer equipment and software	3-5 years
Leasehold improvements	4-7 years
Machinery equipment	3-7 years
Office furniture and fixtures	5-7 years

Changes in accrued sales returns
The Company had the following activity for sales returns from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.4
Amounts accrued	48.6
Returns charged to accrual	(47.7)

Balance as of December 31, 2011	5.3
Amounts accrued	45.4
Returns charged to accrual	(45.6)

Balance as of December 31, 2012	$5.1

Warranty activity
The Company had the following activity for warranties from December 31, 2010 to December 31, 2012:

(in millions)

Balance as of December 31, 2010	$4.1
Amounts accrued	5.3
Warranties charged to accrual	(5.1)

Balance as of December 31, 2011	4.3
Amounts accrued	6.0
Warranties charged to accrual	(5.5)

Balance as of December 31, 2012	$4.8

Goodwill and Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Other intangible assets [Abstract]
Goodwill by Business Segment
The following summarizes changes to the Company's goodwill, by reportable business segment:

(in millions)
	North America	International	Total
Balance as of December 31, 2010	$109.0	$103.5	$212.5

Foreign currency translation adjustments	(0.5)	(0.1)	(0.6)
Goodwill resulting from acquisition	—	1.4	1.4

Balance as of December 31, 2011	$108.5	$104.8	$213.3

Foreign currency translation adjustments	0.4	0.2	0.6
Goodwill resulting from acquisition	—	2.2	2.2
			]
Balance as of December 31, 2012	$108.9	$107.2	$216.1

Other Intangible Assets
            The following table summarizes information relating to the Company's other intangible assets:

(in millions)
		December 31, 2012			December 31, 2011
	Useful	Gross		Net	Gross		Net
	Lives	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	(Years)	Amount	Amortization	Amount	Amount	Amortization	Amount
Unamortized indefinite life intangible assets:
Trademarks		$55.0	$—	$55.0	$55.0	$—	$55.0

Amortized intangible assets:
Technology	10	$16.0	$16.0	$—	$16.0	$14.7	$1.3
Patents & other trademarks	5-20	12.9	9.9	3.0	12.5	9.1	3.4
Customer database	5	4.9	4.9	—	4.9	4.9	—
Foam formula	10	3.7	3.7	—	3.7	3.4	0.3
Reacquired rights	3	5.8	5.3	0.5	5.6	3.3	2.3
Customer relationships	5	6.7	2.1	4.6	5.1	0.9	4.2
Total		$105.0	$41.9	$63.1	$102.8	$36.3	$66.5

Finite-Lived Intangible Assets, Future Amortization Expense	Annual amortization of intangible assets is expected to be as follows:
(in millions)

Year Ending December 31,

2013	$2.2
2014	1.6
2015	1.5
2016	1.0
2017	0.2

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Senior credit facility
Long-term debt for the Company consisted of the following:

(in millions)
	December 31,
	2012	2011
Long-term debt:
2011 Domestic long-term revolving credit facility payable to lenders, interest at Base Rate or LIBOR plus applicable margin (2.21% and 2.05% as of December 31, 2012 and 2011, respectively), commitment through and due June 28, 2016	$650.0	$585.0
$375.0 million senior notes, payable to lenders, interest at 6.875% due December 15, 2020	375.0	—
Total Long-term debt	$1,025.0	$585.0

Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Financial Instruments [Abstract]
Fair Value Measurements
The classification of fair value measurements within the hierarchy is based upon the lowest level of input that is significant to the measurement. At December 31, 2012 and 2011, the Company had an interest rate swap, which fair value was measured using valuations based upon quoted prices for similar assets and liabilities in active markets (Level 2) and is valued by reference to similar financial instruments, adjusted for credit risk and restrictions and other terms specific to the contracts. The following table provides a summary by level of the fair value of financial instruments that are measured on a recurring basis:

(in millions)
		Fair Value Measurements at December 31, 2012 Using:
	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$4.3	$—	$4.3	$—

(in millions)
		Fair Value Measurements at December 31, 2011 using:
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Liability:
Interest rate swap	$2.6	$—	$2.6	$—

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Liability derivatives
As of December 31, 2012 and 2011, the fair value of the Company's derivative instruments were recorded as follows:

(in millions)
	Liability Derivatives
	Balance Sheet Location	Fair Value
		December 31,
		2012	2011
Derivatives designated as hedging instruments
Interest rate swap - current	Accrued expenses and other current liabilities	$2.3	$1.5
Interest rate swap - non-current	Other non-current liabilities	2.0	1.1
		$4.3	$2.6

Effect of derivative instruments on condensed consolidated statement of income
The effect of derivative instruments on the accompanying Consolidated Statements of Income for the year ended December 31, 2012 was as follows:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.7)	Interest Expense, net	$(3.2)	Interest Expense, net	$—

For the year ended December 31, 2011:

(in millions)
Derivatives Designated as Cash Flow Hedging Relationships	Amount of Gain/(Loss) Recognized in Accumulated OCL on Derivative (Effective Portion)	Location of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Amount of Gain/(Loss) Reclassified from Accumulated OCL into Income (Effective Portion)	Location of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain/(Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
Interest rate swap	$(1.2)	Interest Expense, net	$(1.5)	Interest Expense, net	$—

Other Items (Tables)	12 Months Ended
Dec. 31, 2012
Other Items [Abstract]
Property, plant and equipment
Property, plant and equipment, net consisted of the following:

(in millions)
	December 31,
	2012	2011
Land and buildings	$138.0	$121.8
Machinery and equipment	160.9	146.9
Computer equipment and software	52.5	43.7
Furniture and fixtures	40.8	34.9
Construction in progress	17.3	14.8

	409.5	362.1
Accumulated depreciation and amortization	(223.5)	(201.6)

	$186.0	$160.5

Accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following:

(in millions)
	December 31,
	2012	2011

Salary and related expenses	$18.0	$24.3
Advertising accrual	10.5	7.0
Accrued sales and value added taxes	7.0	8.5
Professional fees	5.3	3.2
Sales returns	5.1	5.3
Warranty accrual	4.8	4.3
Other	33.6	24.0

	$84.3	$76.6

Accumulated other comprehensive income
Accumulated other comprehensive loss consisted of the following:

(in millions)
	December 31,
	2012	2011
Derivative instruments accounted for as hedges, net of tax of $1.7 and $1.0	$(2.7)	$(1.6)
Foreign currency translation, net of tax of $2.7	(4.9)	(13.1)
Accumulated other comprehensive loss	$(7.6)	$(14.7)

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-based Compensation [Abstract]
Schedule of stock-based compensation expense
The Company's stock-based compensation expense for the year ended December 31, 2012 included PRSUs, stock options, RSUs and DSUs. A summary of the Company's stock-based compensation expense is presented below:

(in millions)	Year Ended
	December 31,
	2012	2011
PRSU (benefit) expense	$(0.9)	$9.5
Option expense	4.4	5.2
RSU/DSU expense	2.2	2.0
Total stock-based compensation expense	$5.7	$16.7

Summary of PRSU activity and related information
The following table shows the PRSUs granted under the LTIP:

(shares in millions)
	Performance period	Target shares granted	(1)	Weighted-average fair value per share
Year ended 2012	January 1, 2012 – December 31, 2014	0.1		$71.52
Year ended 2011	January 1, 2011 – December 31, 2013	0.1		$46.68
Year ended 2010	January 1, 2010 – December 31, 2012	0.1		$28.48
(1)	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.

A summary of the Company's PRSU activity and related information for the years ended December 31, 2012 and 2011 is presented below

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Awards unvested at December 31, 2010	0.1	28.48
Granted	0.2	46.68
Vested	—	—
Forfeited	—	—
Awards unvested at December 31, 2011	0.3	$37.93
Granted (1)	0.4	71.52
Vested (1)	(0.4)	28.48
Forfeited	—	—

Awards unvested at December 31, 2012	0.3	$58.52
(1)	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.

Stock options valuation assumptions
The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The assumptions used in the Black-Scholes pricing model for the years ended December 31, 2012, 2011 and 2010 are set forth in the following table. Expected volatility is based on the unbiased standard deviation of Tempur-Pedic International's common stock over the option term. The expected life of the options represents the period of time that the Company expects the options granted to be outstanding. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of the grant of the option for the expected term of the instrument. The dividend yield reflects an estimate of dividend payouts over the term of the award.

Year Ended
December 31,
	2012	2011	2010
Expected volatility range of stock	49 -73%	72 - 74%	69 - 84%
Expected life of option, range in years	2.0 – 4.0	3.0 - 4.0	2.0 - 5.0
Risk-free interest rate range	0.3 – 0.7%	0.7 - 1.7%	1.0 - 2.7%
Expected dividend yield on stock	0.4 – 1.3%	0.0 - 0.7%	0.0 - 1.6%

Schedule of stock option activity
A summary of the Company's unvested shares relating to stock options as of December 31, 2012 and 2011 and changes during the years ended December 31, 2012 and 2011 are presented below:

(shares in millions)
	Shares	Weighted Average Grant Date Fair Value

Options unvested at December 31, 2010	2.4	$4.57
Granted	0.9	25.76
Vested	(1.1)	5.01
Forfeited	(0.5)	4.59

Options unvested at December 31, 2011	1.3	$5.44
Granted	0.4	35.75
Vested	(0.8)	11.49
Forfeited	—	—

Options unvested at December 31, 2012	0.9	$23.49

A summary of the Company's stock option activity under the 2002 Option Plan and 2003 Plan for the years ended December 31, 2012 and 2011 is presented below:

(in millions, except exercise price and years)
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2010	5.2	$13.31
Granted	0.1	49.19
Exercised	(1.8)	19.27
Terminated	(0.1)	11.61

Options outstanding at December 31, 2011	3.4	$11.15
Granted	0.4	35.75
Exercised	(0.9)	12.61
Terminated	—	—

Options outstanding at December 31, 2012	2.9	$17.00	6.10	39.6

Options exercisable at December 31, 2012	2.0	$14.02	5.28	35.5

Schedule of Unrecognized Compensation Expense
A summary of total unrecognized stock-based compensation expense based on current performance estimates related to the options and DSUs granted during the year ended December 31, 2012 is presented below:

(in millions, except years)
	December 31, 2012	Weighted Average Remaining Vesting Period (Years)
Unrecognized stock option expense	4.8	1.46
Unrecognized DSU expense	0.2	0.33
Total unrecognized stock-based compensation expense	$5.0	1.42

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Minimum Rental Payments for Operating Leases
Future minimum lease payments at December 31, 2012 under these non-cancelable leases are as follows:

(in millions)

Year Ended December 31,

2013	$7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
$24.5

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Reconciliation of statutory tax rate to effective tax rate
The Company's effective income tax provision differs from the amount calculated using the statutory U.S. federal income tax rate, principally due to the following:

(in millions)
	Year Ended December 31,
	2012		2011		2010
	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes	Amount	Percentage of Income Before Income Taxes
Statutory U.S. federal income tax	$80.2	35.0%	$114.9	35.0%	$80.8	35.0%
State income taxes, net of federal benefit	4.5	2.0	7.9	2.4	5.3	2.3
Foreign repatriation, net of foreign tax credits	48.1	21.0	—	—	—	—
Foreign tax differential	(9.7)	(4.2)	(9.4)	(2.9)	(8.6)	(3.7)
Change in valuation allowances	(2.8)	(1.2)	(5.9)	(1.8)	(1.0)	(0.4)
Uncertain tax positions	2.6	1.1	4.1	1.2	(0.6)	(0.3)
Subpart F income	4.1	1.8	3.2	1.0	2.9	1.3
Manufacturing deduction	(3.8)	(1.7)	(5.0)	(1.5)	(4.0)	(1.7)
Permanent and other	(0.8)	(0.4)	(1.0)	(0.3)	(1.1)	(0.6)

Effective income tax provision	$122.4	53.4%	$108.8	33.1%	$73.7	31.9%

Pre-tax income attributable to operating segments
The following sets forth the amount of income before income taxes attributable to each of the Company's operating segments for the years ended December 31, 2012, 2011 and 2010:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2

Consolidated	$229.2	$328.4	$230.9

Reconciliation of beginning and ending amount of unrecognized tax benefits
U.S. GAAP prescribes a recognition threshold and measurement attribute for the accounting and financial statement disclosure of tax positions taken or expected to be taken in a tax return. The evaluation of a tax position is a two-step process. The first step requires the Company to determine whether it is more likely than not that a tax position will be sustained upon examination based on the technical merits of the position. The second step requires the Company to recognize in the financial statements each tax position that meets the more likely than not criteria, measured at the largest amount of benefit that has a greater than 50% likelihood of being realized.  A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in millions)
Balance as of December 31, 2010	$8.9

Additions based on tax positions related to 2011	1.9
Additions for tax positions of prior years	2.6
Settlements of uncertain tax positions with tax authorities	(0.1)

Balance as of December 31, 2011	$13.3

Additions based on tax positions related to 2012	1.1
Settlements of uncertain tax positions with tax authorities	(1.5)

Balance as of December 31, 2012	$12.9

Tax provision summary
The income tax provision consisted of the following:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Current provision
Federal	$49.9	$76.9	$40.5
State	7.8	12.0	7.1
Foreign	26.3	28.4	21.2

Total current	84.0	117.3	68.8

Deferred provision
Federal	37.1	(1.4)	2.5
State	4.2	(0.2)	0.3
Foreign	(2.9)	(6.9)	2.1

Total deferred	38.4	(8.5)	4.9

Total Income tax provision	$122.4	$108.8	$73.7

Deferred tax assets and liabilities recognized in the Consolidated Balance Sheets
The net deferred tax assets and liabilities recognized in the accompanying Consolidated Balance Sheets consisted of the following:

(in millions)
	December 31,
	2012	2011
Deferred tax assets:
Stock-based compensation	$11.7	$11.2
Accrued expenses and other	10.6	7.6
Net operating losses	9.6	9.9
Inventories	3.5	1.8
Intangible assets	2.4	1.1
Property, plant and equipment	1.5	2.7

Total deferred tax assets	39.3	34.3
Valuation allowances	(0.1)	(2.9)

Total net deferred tax assets	39.2	31.4

Deferred tax liabilities:
Foreign repatriation, net of foreign tax credits	(45.4)	---
Intangible assets	(21.8)	(23.0)
Property, plant and equipment	(13.1)	(11.7)
Accrued expenses and other	(3.7)	(6.5)

Total deferred tax liabilities	(84.0)	(41.2)

Net deferred tax liabilities	$(44.8)	$(9.8)

Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
Earnings per share
(in millions, except per common share amounts)
	Year Ended December 31,
	2012	2011	2010
Numerator:
Net income	$106.8	$219.6	$157.2

Denominator:
Denominator for basic earnings per common share—weighted average shares	61.5	67.1	70.3
Effect of dilutive securities:
Employee stock based compensation	1.4	2.0	2.4

Denominator for diluted earnings per common share—adjusted weighted average shares	62.9	69.1	72.8

Basic earnings per common share	$1.74	$3.27	$2.23

Diluted earnings per common share	$1.70	$3.18	$2.16

Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Business Segment Information [Abstract]
Total assets by segment
The following table summarizes total assets by segment:

(in millions)
	December 31,	December 31,
	2012	2011

North America	$1,160.4	$688.0
International	504.1	422.2
Inter-segment eliminations	(351.5)	(272.0)
	$1,313.0	$838.2

Long-lived assets by segment	The following table summarizes long-lived assets by segment:
(in millions)
	December 31, 2012	December 31, 2011
North America	$395.7	$378.3
International	69.5	62.0
	$465.2	$440.3

Segment financial information
The following table summarizes segment information:

(in millions)
	Year Ended December 31,
	2012	2011	2010
Net sales from external customers:
North America
Mattresses	$666.6	$693.4	$539.2
Pillows	73.0	75.6	65.7
Other	224.7	235.7	167.1
	$964.3	$1,004.7	$772.0

International
Mattresses	$268.0	$250.9	$196.4
Pillows	85.3	76.1	64.8
Other	85.3	86.2	72.2
	$438.6	$413.2	$333.4

	$1,402.9	$1,417.9	$1,105.4

Inter-segment sales:
North America	$0.9	$5.0	$0.4
International	1.5	2.2	2.4
Inter-segment eliminations	(2.4)	(7.2)	(2.8)
	$—	$—	$—

Gross profit:
North America	$449.3	$499.8	$358.3
International	265.3	243.3	197.1
	$714.6	$743.1	$555.4
Operating income:
North America	$144.4	$236.9	$152.8
International	103.9	103.6	93.1
	$248.3	$340.5	$245.9

Income before income taxes:
North America	$126.2	$224.6	$137.7
International	103.0	103.8	93.2
	$229.2	$328.4	$230.9

Depreciation and amortization (including stock-based compensation amortization):
North America	$30.6	$41.1	$34.9
International	11.4	9.9	9.1
	$42.0	$51.0	$44.0

Intercompany royalties:
North America	$12.7	$12.3	$9.8
International	(12.7)	(12.3)	(9.8)

Capital expenditures:
North America	$36.8	$18.8	$11.0
International	(13.7)	(10.7)	(7.1)
	$50.5	$29.5	$18.1

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data (unaudited) [Abstract]
Quarterly financial data
Quarterly results of operations for the years ended December 31, 2012 and 2011 are summarized below:

(in millions, except per share amounts)
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Net sales	$384.4	$329.5	$347.9	$341.1
Gross profit	205.9	166.9	171.2	170.6
Operating income	86.1	47.5	63.4	51.3
Net income	56.2	29.1	(2.0)	23.5
Basic earnings (loss) per common share	$0.88	$0.46	$(0.03)	$0.39
Diluted earnings (loss) per common share	$0.86	$0.45	$(0.03)	$0.39

2011
Net sales	$325.8	$342.2	$383.1	$366.8
Gross profit	170.3	181.0	200.6	191.2
Operating income	75.3	82.8	96.6	85.8
Net income	48.3	53.1	61.9	56.3
Basic earnings per common share	$0.70	$0.78	$0.93	$0.86
Diluted earnings per common share	$0.68	$0.76	$0.90	$0.84

Guarantor/Non-Guarantor Financial Information (Tables)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor/Non-Guarantor Financial Information [Abstract]
Condensed Consolidated Statements of Income and Comprehensive Income (Loss)

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$947.8	$481.0	$(25.9)	$1,402.9
Cost of sales		―	509.0	205.2	(25.9)	688.3
Gross profit		―	438.8	275.8	―	714.6
Selling and marketing expenses		2.5	191.9	124.7	―	319.1
General, administrative and other expenses		4.9	96.4	45.9	―	147.2
Operating income (loss)		(7.4)	150.5	105.2	―	248.3

Other expense, net:
Interest expense, net		(31.5)	13.2	(0.5)	―	(18.8)
Other expense, net		―	―	(0.3)	―	(0.3)
Total other expense		(31.5)	13.2	(0.8)	―	(19.1)

Equity in net earnings of subsidiaries		103.3	81.0	―	(184.3)	―

Income before income taxes		64.4	244.7	104.4	(184.3)	229.2
Income tax provision (benefit)		(10.9)	109.9	23.4	―	122.4
Net income		$75.3	$134.8	$81.0	$(184.3)	$106.8

Comprehensive income		$82.4	$136.9	$86.0	$(191.4)	$113.9

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$987.9	$462.2	$(32.2)	$1,417.9
Cost of sales		―	504.3	202.7	(32.2)	674.8
Gross profit		―	483.6	259.5	―	743.1
Selling and marketing expenses		4.1	162.7	110.1	―	276.9
General, administrative and other expenses		14.5	70.2	41.0	―	125.7
Operating income (loss)		(18.6)	250.7	108.4	―	340.5

Other expense, net:
Interest expense, net		(23.3)	12.2	(0.8)	―	(11.9)
Other expense, net		―	(0.2)	―	―	(0.2)
Total other expense		(23.3)	12.0	(0.8)	―	(12.1)

Equity in net earnings of subsidiaries		227.4	86.1	―	(313.5)	―

Income before income taxes		185.5	348.8	107.6	(313.5)	328.4
Income tax provision (benefit)		(10.8)	98.1	21.5	―	108.8
Net income		$196.3	$250.7	$86.1	$(313.5)	$219.6

Comprehensive income		$187.8	$249.4	$78.9	$(305.0)	$211.1

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Income and Comprehensive Income
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations	Consolidated

Net sales	$	―	$753.2	$367.6	$(15.4)	$1,105.4
Cost of sales		―	408.1	157.3	(15.4)	550.0
Gross profit		―	345.1	210.3	―	555.4
Selling and marketing expenses		3.8	119.8	76.1	―	199.7
General, administrative and other expenses		9.8	63.0	37.0	―	109.8
Operating income (loss)		(13.6)	162.3	97.2	―	245.9

Other expense, net:
Interest expense, net		(33.0)	19.4	(0.9)	―	(14.5)
Other expense, net		―	(0.8)	0.3	―	(0.5)
Total other expense		(33.0)	18.6	(0.6)	―	(15.0)

Equity in net earnings of subsidiaries		155.5	73.2	―	(228.7)	―

Income before income taxes		108.9	254.1	96.6	(228.7)	230.9
Income tax provision (benefit)		(15.3)	65.6	23.4	―	73.7
Net income		$124.2	$188.5	$73.2	$(228.7)	$157.2

Comprehensive income		$126.0	$194.2	$71.1	$(232.3)	$159.0

Condensed Consolidated Balance Sheets
TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated

ASSETS

Current Assets:
Cash and cash equivalents	$	―	$19.2	$160.1	$	―	$179.3
Accounts receivable, net		―	57.1	72.7		―	129.8
Inventories		―	55.7	37.3		―	93.0
Receivable from escrow		375.0	―	―		―	375.0
Prepaid expenses and other current assets		86.2	26.4	15.0		(86.2)	41.4
Deferred income taxes		11.7	―	2.6		(11.7)	2.6
Total Current Assets		472.9	158.4	287.7		(97.9)	821.1
Property, plant and equipment, net		―	132.7	53.3		―	186.0
Goodwill		―	89.9	126.2		―	216.1
Other intangible assets, net		―	42.9	20.2		―	63.1
Deferred tax asset		―	―	10.4		―	10.4
Other non-current assets		―	13.4	2.9		―	16.3
Net investment in subsidiaries		1,213.0	300.2	―		(1,513.2)	―
Due from affiliates		28.0	1,460.0	3.4		(1,491.4)	―
Total Assets		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$60.0	$25.8	$	―	$85.8
Accrued expenses and other current liabilities		0.2	49.1	35.0		―	84.3
Deferred income taxes		―	37.6	0.6		(11.7)	26.5
Income taxes payable		―	89.3	12.4		(86.2)	15.5
Total Current Liabilities		0.2	236.0	73.8		(97.9)	212.1
Long-term debt		375.0	650.0	―		―	1,025.0
Deferred income taxes		―	28.9	2.5		―	31.4
Other non-current liabilities		―	20.6	1.6		―	22.2
Due to affiliates		1,316.4	49.0	126.0		(1,491.4)	―
Total Liabilities		1,691.6	984.5	203.9		(1,589.3)	1,290.7

Total Stockholders' Equity		22.3	1,213.0	300.2		(1,513.2)	22.3
Total Liabilities and Stockholders' Equity		$1,713.9	$2,197.5	$504.1		$(3,102.5)	$1,313.0

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Balance Sheets
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
ASSETS

Current Assets:
Cash and cash equivalents	$	―	$10.8	$100.6	$	―	$111.4
Accounts receivable, net		―	63.2	79.2		―	142.4
Inventories		―	54.3	36.9		―	91.2
Receivable from escrow		―	―	―		―	―
Prepaid expenses and other current assets		65.4	9.9	10.2		(65.4)	20.1
Deferred income taxes		11.1	1.5	2.1		―	14.7
Total Current Assets		11.1	139.7	229.0		―	379.8
Property, plant and equipment, net		―	111.5	49.0		―	160.5
Goodwill		―	89.9	123.4		―	213.3
Other intangible assets, net		―	44.0	22.5		―	66.5
Deferred tax asset		―	―	9.1		―	9.1
Other non-current assets		―	6.1	2.9		―	9.0
Net investment in subsidiaries		1,074.1	225.4	―		(1,299.5)	―
Due from affiliates		19.7	1,266.2	4.4		(1,290.3)	―
Total Assets		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

LIABILITIES AND STOCKHOLDERS' EQUITY

Current Liabilities:
Accounts payable	$	―	$41.5	$28.4	$	―	$69.9
Accrued expenses and other current liabilities		2.8	37.7	36.1		―	76.6
Deferred income taxes		―	―	0.6		―	0.6
Income taxes payable		―	73.5	12.4		(65.4)	20.5
Total Current Liabilities		2.8	152.7	77.5		(65.4)	167.6
Long-term debt		―	585.0	―		―	585.0
Deferred income taxes		―	29.7	3.6		―	33.3
Other non-current liabilities		―	17.1	4.4		―	21.5
Due to affiliates		1,136.7	24.2	129.4		(1,290.3)	―
Total Liabilities		1,139.5	808.7	214.9		(1,355.7)	807.4

Total Stockholders' Equity		30.8	1,074.1	225.4		(1,299.5)	30.8
Total Liabilities and Stockholders' Equity		$1,170.3	$1,882.8	$440.3		$(2,655.2)	$838.2

Condensed Consolidated Statements of Cash Flows
TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2012
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(43.6)	140.5	93.0		―	189.9

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(36.7)	(13.8)		―	(50.5)
Acquisition of business, net of cash acquired		―	―	(4.5)		―	(4.5)
Other		―	(0.1)	0.1		―	―
Net cash from investing activities		―	(36.8)	(18.2)		―	(55.0)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	352.0	―		―	352.0
Repayments of long-term revolving credit facility		―	(287.0)	―		―	(287.0)
Net activity in investment in and advances from (to) subsidiaries and affiliates		187.0	(170.8)	(16.2)		―	―
Payment of deferred financing costs		(2.2)	―	(0.1)		―	(2.3)
Proceeds from issuance of common stock		11.4	―	―		―	11.4
Excess tax benefit from stock based compensation		―	10.5	―		―	10.5
Treasury stock repurchased		(152.6)	―	―		―	(152.6)
Other		―	―	(2.8)		―	(2.8)
Net cash from financing activities		43.6	(95.3)	(19.1)		―	(70.8)

Net effect of exchange rate changes on cash and cash equivalents		―	―	3.8		―	3.8
Increase in cash and cash equivalents		―	8.4	59.5		―	67.9
Cash and cash equivalents, beginning of period		―	10.8	100.6		―	111.4
Cash and cash equivalents, end of period	$	―	$19.2	$160.1	$	―	$179.3

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2011
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)		Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities		(24.6)	192.4	80.9		―	248.7

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment		―	(18.8)	(10.7)		―	(29.5)
Acquisition of business, net of cash acquired		―	―	(4.6)		―	(4.6)
Other		―	(0.2)	(1.8)		―	(2.0)
Net cash from investing activities		―	(19.0)	(17.1)		―	(36.1)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility		―	821.5	―		―	821.5
Repayments of long-term revolving credit facility		―	(643.5)	―		―	(643.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates		363.9	(360.1)	(3.8)		―	―
Payment of deferred financing costs		―	(6.1)	(0.1)		―	(6.2)
Proceeds from issuance of common stock		26.3	―	―		―	26.3
Excess tax benefit from stock based compensation		―	19.2	―		―	19.2
Treasury stock repurchased		(365.9)	―	―		―	(365.9)
Other		―	―	(0.3)		―	(0.3)
Net cash from financing activities		(24.3)	(169.0)	(4.2)		―	(148.9)

Net effect of exchange rate changes on cash and cash equivalents		―	―	(5.9)		―	(5.9)
Increase in cash and cash equivalents		(0.3)	4.4	53.7		―	57.8
Cash and cash equivalents, beginning of period		0.3	6.4	46.9		―	53.6
Cash and cash equivalents, end of period	$	―	$10.8	$100.6	$	―	$111.4

TEMPUR-PEDIC INTERNATIONAL INC.
Condensed Consolidated Statements of Cash Flows
December 31, 2010
(in millions)

	Tempur-Pedic International Inc. (Ultimate Parent)	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Eliminations		Consolidated
Net cash from operating activities	(30.4)	136.7	77.8		―	184.1

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	―	(11.0)	(7.1)		―	(18.1)
Acquisition of business, net of cash acquired	―	―	(18.7)		―	(18.7)
Other	―	(0.1)	(0.6)		―	(0.7)
Net cash from investing activities	―	(11.1)	(26.4)		―	(37.5)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	―	292.3	16.5		―	308.8
Repayments of long-term revolving credit facility	―	(179.3)	(18.5)		―	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	252.1	(242.5)	(9.6)		―	―
Payment of deferred financing costs	―	―	―		―	―
Proceeds from issuance of common stock	28.6	―	―		―	28.6
Excess tax benefit from stock based compensation	―	5.6	―		―	5.6
Treasury stock repurchased	(250.0)	―	―		―	(250.0)
Other	―	―	(1.6)		―	(1.6)
Net cash from financing activities	30.7	(123.9)	(13.2)		―	(106.4)

Net effect of exchange rate changes on cash and cash equivalents	―	―	(0.6)		―	(0.6)
Increase in cash and cash equivalents	0.3	1.7	37.6		―	39.6
Cash and cash equivalents, beginning of period	―	4.7	9.3		―	14.0
Cash and cash equivalents, end of period	$0.3	$6.4	$46.9	$	―	$53.6

Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory [Abstract]
Finished goods	$ 68.5	$ 65.4
Work-in-process	7.9	9.1
Raw materials and supplies	16.6	16.7
Total	93	91.2
Sales returns [Abstract]
Beginning balance	5.3	4.4
Amounts accrued	45.4	48.6
Returns charged to accrual	(45.6)	(47.7)
Ending balance	5.1	5.3	4.4
Standard product warranty disclosure [Abstract]
North American sales warranty period	25-year
International sales warranty period	15-year
Warranty period on pillows	3-year
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	4.3	4.1
Amounts accrued	6	5.3
Warranties charged to accrual	(5.5)	(5.1)
Ending balance	4.8	4.3	4.1
Revenue Recognition [Abstract]
Allowance for doubtful accounts included in accounts receivable, net	8.2	6.8
Shipping and handling included in net sales	4.9	6	6.1
Shipping and handling included in cost of sales	99.7	101.2	87.7
Advertising Costs [Abstract]
Advertising costs charged to expense	164.5	148.8	96.6
Advertising costs deferred and included in Prepaid expenses and other current assets	8.2	9.1
Research and Development Expenses {Abstract]
Research and development costs charged to expense	$ 15.6	$ 9.9	$ 7.4
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	25 years
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	30 years
Computer equipment and software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Computer equipment and software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	4 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Machinery Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Machinery Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Office furniture and fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Office furniture and fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years

Acquisitions (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Temper Pedic International Inc [Member]	Apr. 02, 2012 POLAND	Jul. 05, 2012 BRAZIL
Business Acquisition [Line Items]
Conversion price per share of Sealy common stock issued and outstanding (in dollars per share)	$ 2.2
Total consideration payable	$ 1,300
Termination fee liability	25
Termination fees	90	40
Business acquisition, cost of acquired entity, cash paid			$ 1.7	$ 2.2

Goodwill and Other intangible assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes to Goodwill [Abstract]
Beginning balance	$ 213.3	$ 212.5
Foreign currency translation adjustments	0.6	(0.6)
Goodwill resulting from acquisition	2.2	1.4
Ending balance	216.1	213.3	212.5
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	105	102.8
Accumulated amortization	41.9	36.3
Net carrying amount	63.1	66.5
Useful life (in years)	10 years
Finite-Lived Intangible Assets, Net [Abstract]
Amortization expense relating to intangible assets	5.4	5.4	4.4
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2013		2.2
2014		1.6
2015		1.5
2016		1
2017		0.2
Minimum [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Useful life (in years)	5 years
Maximum [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Useful life (in years)	20 years
Trademarks [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	55	55
Accumulated amortization	0	0
Net carrying amount	55	55
Technology [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	16	16
Accumulated amortization	16	14.7
Net carrying amount	0	1.3
Patents & Other Trademarks [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	12.9	12.5
Accumulated amortization	9.9	9.1
Net carrying amount	3	3.4
Customer Database [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	4.9	4.9
Accumulated amortization	4.9	4.9
Net carrying amount	0	0
Foam Formula [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	3.7	3.7
Accumulated amortization	3.7	3.4
Net carrying amount	0	0.3
Reacquired Rights [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	5.8	5.6
Accumulated amortization	5.3	3.3
Net carrying amount	0.5	2.3
Customer Relationships [Member]
Intangible Assets, Combined Indefinite lived and Finite lived Intangible Assets by Major Class [Line Items]
Gross carrying amount total	6.7	5.1
Accumulated amortization	2.1	0.9
Net carrying amount	4.6	4.2
North America [Member]
Changes to Goodwill [Abstract]
Beginning balance	108.5	109
Foreign currency translation adjustments	0.4	(0.5)
Goodwill resulting from acquisition	0	0
Ending balance	108.9	108.5
International [Member]
Changes to Goodwill [Abstract]
Beginning balance	104.8	103.5
Foreign currency translation adjustments	0.2	(0.1)
Goodwill resulting from acquisition	2.2	1.4
Ending balance	$ 107.2	$ 104.8

Long-term Debt (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Long-term Line of Credit	$ 650	$ 585
Senior Notes, Noncurrent	375	0
Total Long-term debt	1,025	585
Interest rate swap period (in years)	4 years
Domestic Line Of Credit [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	745
Line of Credit Facility, Interest Rate at Period End	2.05%	2.05%
Line of credit facility, expiration date	Jun 28, 2016
Revolving credit facility period (in years)	P5Y
Interest rate description	Interest at Base Rate or LIBOR plus applicable margin
Senior Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.88%
Line of credit facility, initiation date	Dec 12, 2012
Line of credit facility, expiration date	Dec 15, 2020
Prepaid interest	20.2
Other prepaid expense	19.3
Redemption on Notes	35.00%
2011 Credit Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	770
Remaining borrowing capacity	119
Line of credit facility, initiation date	Oct 18, 2005
Line of credit facility, expiration date	Jun 28, 2016
Interest rate description	The base rate of U.S. dollar-denominated loans is defined as the higher of the Bank of America prime rate or the Federal Funds rate plus 0.50%.
Credit facility commitment fee, minimum (in hundredths)	0.38%
Credit facility commitment fee, maximum (in hundredths)	0.50%
Compliance with covenants	The Company was in compliance with all covenants
Option to increase domestic	250
Deferred financing costs	6.2
2012 Credit Agreement [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	350
Interest rate description	LIBOR plus the applicable margin or Base Rate plus the applicable margin
Equity interest of subsidiary guarantor (in hundredths)	100.00%
Equity voting rights of subsidiary (in hundredths)	65.00%
Initial unused commitment fee (in hundredths)	0.50%
Unused commitment fee (in hundredths)	0.38%
Total net leverage ratio	3.5
2012 Credit Agreement [Member] | Term A Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	550
2012 Credit Agreement [Member] | Term A Facility [Member] | Adjusted Libor [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	3.00%
2012 Credit Agreement [Member] | Term A Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	2.00%
2012 Credit Agreement [Member] | Term B Facility [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	870
2012 Credit Agreement [Member] | Term B Facility [Member] | Adjusted Libor [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	4.00%
2012 Credit Agreement [Member] | Term B Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Index rate or LIBOR plus (in hundredths)	3.00%
Foreign Line of Credit [Member]
Line of Credit Facility [Line Items]
Principal borrowing capacity, maximum	25
Line of credit facility, expiration date	Jun 28, 2016
Revolving credit facility period (in years)	P5Y
Interest rate description	Interest at Base Rate or LIBOR plus applicable margin
Letter of Credit [Member]
Line of Credit Facility [Line Items]
Letter of credit amount outstanding	$ 1

Fair Value of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Interest rate swap	$ 4.3	$ 2.6
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Interest rate swap	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Interest rate swap	4.3	2.6
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Interest rate swap	$ 0	$ 0

Derivative Financial Instruments (Details) In Millions, unless otherwise specified	12 Months Ended							12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 JPY (¥)	Dec. 31, 2012 NOK	Dec. 31, 2012 SEK	Dec. 31, 2012 SGD	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedging [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Expense [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap [Member] Cash Flow Hedging [Member] Interest Expense [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Accrued Expenses And Other Current Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Accrued Expenses And Other Current Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2011 Designated as Hedging Instrument [Member] Other Noncurrent Liabilities [Member] Interest Rate Swap [Member] USD ($)
Interest Rate Risk [Abstract]
Term of interest rate swap (in years)	P4Y	P4Y	P4Y	P4Y	P4Y	P4Y
LIBOR-based interest rate	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%	LIBOR-based interest rate to 1.25%
Variable interest rate (in hundredths)	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Senior credit facility balance covered under interest rate swap contracts	$ 250,000
Foreign currency denomination notional amount [Abstract]
Japanese Yen			99.8
Swedish Krona					15.9
Norwegian Krone				3.9
Australian Dollar		2.1
Singapore Dollar						0.3
United States Dollar	8.2
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	3.9						3.5					2.3	1.5	2	1.1
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain/(loss) recognized in AOCI on derivative (effective portion)								(1.7)	(1.2)
Amount of gain/(loss) reclassified from AOCI into income (effective portion)										(3.2)	(1.5)
Amount of gain/(loss) recognized in income on derivative (ineffective portion)										$ 0	$ 0

Stockholders' Equity (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Capital stock [Abstract]
Common stock shares authorized (in shares)	300	300
Common stock par or stated value (dollars per share)	$ 0.01	$ 0.01
Common stock, voting rights	1
Preferred stock authorized shares (in shares)	0.01
Preferred stock par or stated value (dollars per share)	$ 0.01
Share Repurchase Programs [Abstract]
Shares of common stock purchased (in shares)	5
Value of common stock repurchased	$ 150
Value of common stock authorized for repurchase by board of directors	$ 100

Other Items (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property plant and equipment net [Abstract]
Property, plant and equipment	$ 409.5	$ 362.1
Accumulated depreciation and amortization	(223.5)	(201.6)
Net property, plant and equipment	186	160.5
Depreciation expense	30.9	28.9	28
Accrued expenses and other current liabilities components [Abstract]
Salary and related expenses	18	24.3
Advertising accrual	10.5	7
Accrued sales and value added taxes	7	8.5
professional Fees	5.3	3.2
Sales returns	5.1	5.3	4.4
Warranty accrual	4.8	4.3
Other	33.6	24
Total accrued expenses and other current liabilities	84.3	76.6
Accumulated other comprehensive income (loss) [Abstract]
Derivative instruments accounted for as hedges, net of tax of $1.7 and $1.0	(2.7)	(1.6)
Foreign currency translation, net of tax of $2.7	(4.9)	(13.1)
Accumulated other comprehensive loss	(7.6)	(14.7)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax Effect	1.7	1
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	2.7	2.7
Land and Building [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	138	121.8
Machinery and Equipment [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	160.9	146.9
Computer equipment and software [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	52.5	43.7
Furniture and Fixtures [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	40.8	34.9
Construction in Progress [Member]
Property plant and equipment net [Abstract]
Property, plant and equipment	$ 17.3	$ 14.8

Stock-based Compensation (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended																			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Performance-based Restricted Stock Units [Member]		Dec. 31, 2011 Performance-based Restricted Stock Units [Member]		Dec. 31, 2010 Performance-based Restricted Stock Units [Member]		Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units And Deferred Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units And Deferred Stock Units [Member]	Dec. 31, 2012 Unvested Stock Options [Member]	Dec. 31, 2011 Unvested Stock Options [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2012 Deferred Stock Units [Member]	Dec. 31, 2002 Option Plan 2002 [Member] Stock Options [Member]	Dec. 31, 2010 Option Plan 2002 [Member] Stock Options [Member]	Dec. 31, 2010 Employee Stock Purchase Plan 2003 [Member]	Dec. 31, 2009 Employee Stock Purchase Plan 2003 [Member]	Dec. 31, 2008 Amended And Restated 2003 Equity Incentive Plan [Member] Stock Options [Member]	Dec. 31, 2012 Stock Option Plans 2002 And 2003 [Member]	Dec. 31, 2011 Stock Option Plans 2002 And 2003 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Requisite Service Period																		4 years
Share-based Payment Award, Expiration period																		10 years from the grant date
Share-based Payment Award, Expiration Date for stockholders who own more than 10% of company's stock																		5 years from the grant date
Total stock ownership threshold where the award expiration period is reduced to five years from date of grant (in hundredths)																			10.00%
Maximum number of common stock shares to be issued (in shares)																			6.5		0.5	11.5
Share-based payment award minimum percentage of purchase price for common stock based on price per share during offering period (in hundredths)																				85.00%
Total stock-based compensation expense	$ 5.7	$ 16.7		$ (0.9)		$ 9.5				$ 4.4	$ 5.2	$ 2.2	$ 2
Revaluation benefit from PRSU Granted	10.3
PRSUs granted under the LTIP [Abstract]
PRSUs target shares granted				0.1	[1]	0.1	[1]	0.1	[1]
Share-based payment award [Roll forward]
Beginning balance (in shares)				0.3		0.1
Granted (in shares)				0.4	[2]	0.2										0
Vested (in shares)				(0.4)	[2]	0
Forfeited (in shares)				0		0
Ending balance (in shares)				0.4		0.3		0.1
Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)				$ 37.93		$ 28.48
Granted (in dollars per share)				$ 71.52		$ 46.68
Vested (in dollars per share)				$ 28.48		$ 0
Forfeited (in dollars per share)				$ 0		$ 0
Ending balance (in dollars per share)				$ 58.52		$ 37.93		$ 28.48
Option pricing model used to calculate the fair value of stock options granted	Black-Scholes option pricing model
Aggregate intrinsic value of units outstanding				21								6.1
Fair value assumptions and methodology [Abstract]
Expected volatility range of stock, minimum (in hundredths)	49.00%	72.00%	69.00%
Expected volatility range of stock, maximum (in hundredths)	73.00%	74.00%	84.00%
Expected life of option, range in years, minimum	2 years	3 years	2 years
Expected life of option, range in years, maximum	4 years	4 years	5 years
Risk-free interest rate range, minimum (in hundredths)	0.30%	0.70%	1.00%
Risk-free interest rate range, maximum (in hundredths)	0.70%	1.70%	2.70%
Expected dividend yield on stock, minimum (in hundredths)	0.40%	0.00%	0.00%
Expected dividend yield on stock, maximum (in hundredths)	1.00%	0.70%	1.60%
Share-based payment award options outstanding [Roll Forward]
Beginning Balance (in shares)														1.3	2.4								3.4	5.2
Granted (in shares)														0.4	0.9								0.4	0.1
Vested (in shares)														(0.8)	(1.1)
Exercised (in shares)																							(0.9)	(1.8)
Forfeited (in shares)														0	(0.5)								0	(0.5)
Ending balance (in shares)														0.9	1.3								2.9	3.4
Options exercisable (in shares)																							2
Unvested stock options additional disclosure [Abstract]
Beginning of period weighted average grant date fair value (dollars per share)														$ 5.44	$ 4.57
Granted weighted average grant date fair value (dollars per share)														$ 35.75	$ 25.76
Vested weighted average grant date fair value (dollars per share)														$ 11.49	$ 5.01
Forfeited weighted average grant date fair value (dollars per share)														$ 0	$ 4.59
Ending of period weighted average grant date fair value (dollars per share)														$ 23.49	$ 5.44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Beginning balance weighted average exercise price (dollars per share)																							$ 11.15	$ 13.31
Granted weighted average exercise price (dollars per share)																							$ 35.75	$ 49.19
Exercised weighted average exercise price (dollars per share)																							$ 12.61	$ 19.27
Terminated weighted average exercise price (dollars per share)																							$ 0	$ 11.61
Ending balance weighted average exercise price (dollars per share)																							$ 17	$ 11.15
Options exercisable weighted average exercise price (dollars per share)																							$ 14.02
Ending balance weighted average remaining contractual term (in years)																							6 years 1 month 6 days
Options exercisable weighted average remaining contractual term (in years)																							5 years 3 months 11 days
Ending balance aggregate intrinsic value																							39.6
Options exercisable aggregate intrinsic value																							35.5
Total intrinsic value of options exercised	29.8	59.2	29.9
Total unrecognized stock-based compensation expense	5									4.8							0.2
Weighted Average Remaining Vesting Period (in years)	1 year 5 months 1 day									1 year 5 months 16 days							3 months 29 days
Cash Received from Exercise of Stock Options	$ 11.4	$ 26.3	$ 0.6

[1]	At the end of the performance period, the actual number of shares issuable can range from zero to 300.0% of the target shares granted, which is assumed to be 100.0%.
[2]	The current year includes approximately 0.3 million additional shares from the 2010 PRSU grant due to exceeding the initial 100.0% target.

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies [Abstract]
Operating lease expenses	$ 9.5	$ 8.4	$ 6.3
Operating leases future minimum lease payments [Abstract]
2013	7.9
2014	5.1
2015	3.5
2016	2.5
2017	2.3
Thereafter	3.2
Total	$ 24.5

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 01, 2012	Jun. 30, 2012
Reconciliation in dollars [Abstract]
Statutory U.S. federal income tax	$ 80.2	$ 114.9	$ 80.8
State income taxes, net of federal benefit	4.5	7.9	5.3
Foreign repatriation, net of foreign tax credits	48.1	0	0
Foreign tax differential	(9.7)	(9.4)	(8.6)
Change in valuation allowance	(2.8)	(5.9)	(1)
Uncertain tax positions	2.6	4.1	(0.6)
Subpart F income	4.1	3.2	2.9
Manufacturing deduction	(3.8)	(5)	(4)
Permanent and other	(0.8)	(1)	(1.1)
Total income tax provision	122.4	108.8	73.7
Reconciliation in percentages [Abstract]
Statutory U.S. federal income tax (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (in hundredths)	2.00%	2.40%	2.30%
Foreign repatriation, net of foreign tax credits (in hundredths)	21.00%	0.00%	0.00%
Foreign tax differential (in hundredths)	(4.20%)	(2.90%)	(3.70%)
Change in valuation allowance (in hundredths)	(1.20%)	(1.80%)	(0.40%)
Uncertain tax positions (in hundredths)	1.10%	1.20%	(0.30%)
Subpart F income (in hundredths)	1.80%	1.00%	1.30%
Manufacturing deduction (in hundredths)	(1.70%)	(1.50%)	(1.70%)
Permanent and other (in hundredths)	(0.40%)	(0.30%)	(0.60%)
Effective income tax provision (in hundredths)	53.40%	33.10%	31.90%
Unremitted earnings of foreign subsidiaries				352.7
Income before income taxes attributable to Company's operating segments [Abstract]
North America	126.2	224.6	137.7
International	103	103.8	93.2
Income before income taxes	229.2	328.4	230.9
Criteria to recognize tax position, description	benefit that has a greater than 50% likelihood of being realized
Unrecognized tax benefits [Roll Forward]
Balance as of beginning of period	13.3	8.9
Additions based on tax positions related to current period	1.1	1.9
Additions for tax positions of prior years		2.6
Settlements of uncertain tax positions with tax authorities	(1.5)	(0.1)
Balance as of end of period	12.9	13.3	8.9
Interest and penalties related to unrecognized tax benefits recorded in income tax expense	3	(0.3)	0.8
Accrued interest and penalties	5.8	2.8
Income tax assessment from Danish Tax Authority	146.2				28.5
Operating Income (Loss) [Abstract]
Valuation allowance reversal, foreign deferred tax asset	2.8	5.9
Current provision [Abstract]
Federal	49.9	76.9	40.5
State	7.8	12	7.1
Foreign	26.3	28.4	21.2
Total current	84	117.3	68.8
Deferred provision [Abstract]
Federal	37.1	(1.4)	2.5
State	4.2	(0.2)	0.3
Foreign	(2.9)	(6.9)	2.1
Total deferred	38.4	(8.5)	4.9
Total income tax provision	122.4	108.8	73.7
Deferred tax assets [Abstract]
Stock-based compensation	11.7	11.2
Accrued expenses and other	10.6	7.6
Net operating losses	9.6	9.9
Inventories	3.5	1.8
Intangible assets	2.4	1.1
Property, plant and equipment	1.5	2.7
Total deferred tax assets	39.3	34.3
Valuation allowances	(0.1)	(2.9)
Total net deferred tax assets	39.2	31.4
Deferred tax liabilities [Abstract]
Foreign repatriation, net of foreign tax credits	(45.4)	0
Intangible assets	(21.8)	(23)
Property, plant and equipment	(13.1)	(11.7)
Accrued expenses and other	(3.7)	(6.5)
Total deferred tax liabilities	(84)	(41.2)
Net deferred tax liabilities	(44.8)	(9.8)
Foreign Country [Member]
Operating Income (Loss) [Abstract]
Foreign net operating losses	$ 37	$ 36.8
NOLs expire at various dates through	2020

Major Customers (Details) (Customer Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Number of customers being disclosed	5	5	5
Net sales attributable to five major customers (in hundredths)	24.00%	20.00%	20.00%
Sales attributable to one major customer in the North American segment (in hundredths)	10.00%
Accounts receivable attributable to five major customers (in hundredths)	29.00%	19.00%

Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Benefit Plan [Abstract]
Eligible employee contribution, maximum (in hundredths)	15.00%
Employment eligibility for plan participation, minimum (in days)	90D
Employment eligibility to receive matching contributions, minimum (in years)	1Y
Eligible employee contributions of first 3% matched by the company, first tier (in hundredths)	100.00%
Eligible employee contributions matched by the company (in hundredths)	3.00%
Eligible employee contribution matching second tier, next 2%, by the company (in hundredths)	50.00%
Eligible employee contributions matched by the company, second tier contributions (in hundredths)	2.00%
Expenses associated with the Plan	$ 1.5	$ 1.5	$ 1.1

Earnings Per Common Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator [Abstract]
Net income									$ 106.8	$ 219.6	$ 157.2
Denominator [Abstract]
Denominator for basic earnings per common share-weighted average shares (in shares)									61.5	67.1	70.3
Effect of dilutive securities [Abstract]
Employee stock-based compensation (in shares)									1.4	2	2.4
Denominator for diluted earnings per common share-adjusted weighted average shares (in shares)									62.9	69.1	72.8
Basic earnings per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.46	$ 0.88	$ 0.86	$ 0.93	$ 0.78	$ 0.7	$ 1.74	$ 3.27	$ 2.23
Diluted earnings per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.45	$ 0.86	$ 0.84	$ 0.9	$ 0.76	$ 0.68	$ 1.7	$ 3.18	$ 2.16
Shares excluded from diluted earnings per common share computation as anti-dilutive (in shares)									0.2	6	30

Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information [Abstract]
Number of business segments									2
Total assets [Abstract]
Total Assets	$ 1,313				$ 838.2				$ 1,313	$ 838.2
Long-lived assets by segment	465.2				440.3				465.2	440.3
Segment information [Abstract]
Net Sales from external Customers	341.1	347.9	329.5	384.4	366.8	383.1	342.2	325.8	1,402.9	1,417.9	1,105.4
Inter Segment Sales									0	0	0
Gross Profit	170.6	171.2	166.9	205.9	191.2	200.6	181	170.3	714.6	743.1	555.4
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Income before income taxes									229.2	328.4	230.9
Depreciation and amortization (including stock-based compensation amortization)									42	51	44
Capital expenditures									50.5	29.5	18.1
Intercompany royalties									0	0	0
North America [Member]
Segment Reporting Information [Line Items]
Number of domestic manufacturing facilities									2
Operating expenses									58	55.8	49.8
Investments in subsidiaries	320.1				249.1				320.1	249.1
Total assets [Abstract]
Total Assets	1,160.4				688				1,160.4	688
Long-lived assets by segment	395.7				378.3				395.7	378.3
Segment information [Abstract]
Net Sales from external Customers									964.3	1,004.7	772
Inter Segment Sales									0.9	5	0.4
Gross Profit									449.3	499.8	358.3
Operating income									144.4	236.9	152.8
Income before income taxes									126.2	224.6	137.7
Depreciation and amortization (including stock-based compensation amortization)									30.6	41.1	34.9
Capital expenditures									36.8	18.8	11
Intercompany royalties									12.7	12.3	9.8
North America [Member] | Mattresses [Member]
Segment information [Abstract]
Net Sales from external Customers									666.6	693.4	539.2
North America [Member] | Pillows [Member]
Segment information [Abstract]
Net Sales from external Customers									73	75.6	65.7
North America [Member] | Other Products [Member]
Segment information [Abstract]
Net Sales from external Customers									224.7	235.7	167.1
International [Member]
Segment Reporting Information [Line Items]
Operating expenses									0	0	0
Investments in subsidiaries	27.4				23.5				27.4	23.5
Total assets [Abstract]
Total Assets	504.1				422.2				504.1	422.2
Long-lived assets by segment	69.5				62				69.5	62
Segment information [Abstract]
Net Sales from external Customers									438.6	413.2	333.4
Inter Segment Sales									1.5	2.2	2.4
Gross Profit									265.3	243.3	197.1
Operating income									103.9	103.6	93.1
Income before income taxes									103	103.8	93.2
Depreciation and amortization (including stock-based compensation amortization)									11.4	9.9	9.1
Capital expenditures									13.7	10.7	7.1
Intercompany royalties									(12.7)	(12.3)	(9.8)
International [Member] | Mattresses [Member]
Segment information [Abstract]
Net Sales from external Customers									268	250.9	196.4
International [Member] | Pillows [Member]
Segment information [Abstract]
Net Sales from external Customers									85.3	76.1	64.8
International [Member] | Other Products [Member]
Segment information [Abstract]
Net Sales from external Customers									85.3	86.2	72.2
Intersegment Elimination [Member]
Total assets [Abstract]
Total Assets	(351.5)				(272)				(351.5)	(272)
Segment information [Abstract]
Inter Segment Sales									$ (2.4)	$ (7.2)	$ (2.8)

Quarterly Financial Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (unaudited) [Abstract]
Net sales	$ 341.1	$ 347.9	$ 329.5	$ 384.4	$ 366.8	$ 383.1	$ 342.2	$ 325.8	$ 1,402.9	$ 1,417.9	$ 1,105.4
Gross profit	170.6	171.2	166.9	205.9	191.2	200.6	181	170.3	714.6	743.1	555.4
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Net income	$ 23.5	$ (2)	$ 29.1	$ 56.2	$ 56.3	$ 61.9	$ 53.1	$ 48.3	$ 106.8	$ 219.6	$ 157.2
Basic earnings (loss) per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.46	$ 0.88	$ 0.86	$ 0.93	$ 0.78	$ 0.7	$ 1.74	$ 3.27	$ 2.23
Diluted earnings (loss) per common share (in dollars per share)	$ 0.39	$ (0.03)	$ 0.45	$ 0.86	$ 0.84	$ 0.9	$ 0.76	$ 0.68	$ 1.7	$ 3.18	$ 2.16

Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Statements of Income and Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales	$ 341.1	$ 347.9	$ 329.5	$ 384.4	$ 366.8	$ 383.1	$ 342.2	$ 325.8	$ 1,402.9	$ 1,417.9	$ 1,105.4
Cost of sales									688.3	674.8	550
Gross profit	170.6	171.2	166.9	205.9	191.2	200.6	181	170.3	714.6	743.1	555.4
Selling and marketing expenses									319.1	276.9	199.7
General and administrative expenses									147.2	125.7	109.8
Operating income	51.3	63.4	47.5	86.1	85.8	96.6	82.8	75.3	248.3	340.5	245.9
Other expense, net [Abstract]
Interest expense, net									(18.8)	(11.9)	(14.5)
Other expense, net									(0.3)	(0.2)	(0.5)
Total other expense									(19.1)	(12.1)	(15)
Income from equity investees									0	0	0
Income before income taxes									229.2	328.4	230.9
Income tax provision (benefit)									122.4	108.8	73.7
Net income	23.5	(2)	29.1	56.2	56.3	61.9	53.1	48.3	106.8	219.6	157.2
Comprehensive income									113.9	211.1	159
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									0	0	0
Cost of sales									0	0	0
Gross profit									0	0	0
Selling and marketing expenses									2.5	4.1	3.8
General and administrative expenses									4.9	14.5	9.8
Operating income									(7.4)	(18.6)	(13.6)
Other expense, net [Abstract]
Interest expense, net									(31.5)	(23.3)	(33)
Other expense, net									0	0	0
Total other expense									(31.5)	(23.3)	(33)
Income from equity investees									103.3	227.4	155.5
Income before income taxes									64.4	185.5	108.9
Income tax provision (benefit)									(10.9)	(10.8)	(15.3)
Net income									75.3	196.3	124.2
Comprehensive income									82.4	187.8	126
Combined Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									947.8	987.9	753.2
Cost of sales									509	504.3	408.1
Gross profit									438.8	483.6	345.1
Selling and marketing expenses									191.9	162.7	119.8
General and administrative expenses									96.4	70.2	63
Operating income									150.5	250.7	162.3
Other expense, net [Abstract]
Interest expense, net									13.2	12.2	19.4
Other expense, net									0	(0.2)	(0.8)
Total other expense									13.2	12	18.6
Income from equity investees									81	86.1	73.2
Income before income taxes									244.7	348.8	254.1
Income tax provision (benefit)									109.9	98.1	65.6
Net income									134.8	250.7	188.5
Comprehensive income									136.9	249.4	194.2
Combined Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									481	462.2	367.6
Cost of sales									205.2	202.7	157.3
Gross profit									275.8	259.5	210.3
Selling and marketing expenses									124.7	110.1	76.1
General and administrative expenses									45.9	41	37
Operating income									105.2	108.4	97.2
Other expense, net [Abstract]
Interest expense, net									(0.5)	(0.8)	(0.9)
Other expense, net									(0.3)	0	0.3
Total other expense									(0.8)	(0.8)	(0.6)
Income from equity investees									0	0	0
Income before income taxes									104.4	107.6	96.6
Income tax provision (benefit)									23.4	21.5	23.4
Net income									81	86.1	73.2
Comprehensive income									86	78.9	71.1
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME [Abstract]
Net sales									(25.9)	(32.2)	(15.4)
Cost of sales									(25.9)	(32.2)	(15.4)
Gross profit									0	0	0
Selling and marketing expenses									0	0	0
General and administrative expenses									0	0	0
Operating income									0	0	0
Other expense, net [Abstract]
Interest expense, net									0	0	0
Other expense, net									0	0	0
Total other expense									0	0	0
Income from equity investees									(184.3)	(313.5)	(228.7)
Income before income taxes									(184.3)	(313.5)	(228.7)
Income tax provision (benefit)									0	0	0
Net income									(184.3)	(313.5)	(228.7)
Comprehensive income									$ (191.4)	$ (305)	$ (232.3)

Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 179.3	$ 111.4	$ 53.6	$ 14
Accounts receivable, net	129.8	142.4
Inventories	93	91.2
Receivable from escrow	375	0
Prepaid expenses and other current assets	41.4	20.1
Deferred income taxes	2.6	14.7
Total Current Assets	821.1	379.8
Property, plant and equipment, net	186	160.5
Goodwill	216.1	213.3	212.5
Other intangible assets, net	63.1	66.5
Deferred income taxes	10.4	9.1
Other non-current assets	16.3	9
Net investment in subsidiaries	0	0
Due from Related Parties, Noncurrent	0	0
Total Assets	1,313	838.2
Current Liabilities:
Accounts payable	85.8	69.9
Accrued expenses and other current liabilities	84.3	76.6
Deferred income taxes	26.5	0.6
Income taxes payable	15.5	20.5
Total Current Liabilities	212.1	167.6
Long-term debt	1,025	585
Deferred income taxes	31.4	33.3
Other non-current liabilities	22.2	21.5
Due to affiliates	0	0
Total Liabilities	1,290.7	807.4
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	1,313	838.2
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
Current Assets:
Cash and cash equivalents	0	0	0.3	0
Accounts receivable, net	0	0
Inventories	0	0
Receivable from escrow	375	0
Prepaid expenses and other current assets	86.2	65.4
Deferred income taxes	11.7	11.1
Total Current Assets	472.9	11.1
Property, plant and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	0	0
Other non-current assets	0	0
Net investment in subsidiaries	1,213	1,074.1
Due from Related Parties, Noncurrent	28	19.7
Total Assets	1,713.9	1,170.3
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	0.2	2.8
Deferred income taxes	0	0
Income taxes payable	0	0
Total Current Liabilities	0.2	2.8
Long-term debt	375	0
Deferred income taxes	0	0
Other non-current liabilities	0	0
Due to affiliates	1,316.4	1,136.7
Total Liabilities	1,691.6	1,139.5
Total Stockholders' Equity	22.3	30.8
Total Liabilities and Stockholders' Equity	1,713.9	1,170.3
Combined Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	19.2	10.8	6.4	4.7
Accounts receivable, net	57.1	63.2
Inventories	55.7	54.3
Receivable from escrow	0	0
Prepaid expenses and other current assets	26.4	9.9
Deferred income taxes	0	1.5
Total Current Assets	158.4	139.7
Property, plant and equipment, net	132.7	111.5
Goodwill	89.9	89.9
Other intangible assets, net	42.9	44
Deferred income taxes	0	0
Other non-current assets	13.4	6.1
Net investment in subsidiaries	300.2	225.4
Due from Related Parties, Noncurrent	1,460	1,266.2
Total Assets	2,197.5	1,882.8
Current Liabilities:
Accounts payable	60	41.5
Accrued expenses and other current liabilities	49.1	37.7
Deferred income taxes	37.6	0
Income taxes payable	89.3	73.5
Total Current Liabilities	236	152.7
Long-term debt	650	585
Deferred income taxes	28.9	29.7
Other non-current liabilities	20.6	17.1
Due to affiliates	49	24.2
Total Liabilities	984.5	808.7
Total Stockholders' Equity	1,213	1,074.1
Total Liabilities and Stockholders' Equity	2,197.5	1,882.8
Combined Non-Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	160.1	100.6	46.9	9.3
Accounts receivable, net	72.7	79.2
Inventories	37.3	36.9
Receivable from escrow	0	0
Prepaid expenses and other current assets	15	10.2
Deferred income taxes	2.6	2.1
Total Current Assets	287.7	229
Property, plant and equipment, net	53.3	49
Goodwill	126.2	123.4
Other intangible assets, net	20.2	22.5
Deferred income taxes	10.4	9.1
Other non-current assets	2.9	2.9
Net investment in subsidiaries	0	0
Due from Related Parties, Noncurrent	3.4	4.4
Total Assets	504.1	440.3
Current Liabilities:
Accounts payable	25.8	28.4
Accrued expenses and other current liabilities	35	36.1
Deferred income taxes	0.6	0.6
Income taxes payable	12.4	12.4
Total Current Liabilities	73.8	77.5
Long-term debt	0	0
Deferred income taxes	2.5	3.6
Other non-current liabilities	1.6	4.4
Due to affiliates	126	129.4
Total Liabilities	203.9	214.9
Total Stockholders' Equity	300.2	225.4
Total Liabilities and Stockholders' Equity	504.1	440.3
Eliminations [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Inventories	0	0
Receivable from escrow	0	0
Prepaid expenses and other current assets	(86.2)	(65.4)
Deferred income taxes	(11.7)	0
Total Current Assets	(97.9)	0
Property, plant and equipment, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Deferred income taxes	0	0
Other non-current assets	0	0
Net investment in subsidiaries	(1,513.2)	(1,299.5)
Due from Related Parties, Noncurrent	(1,491.4)	(1,290.3)
Total Assets	(3,102.5)	(2,655.2)
Current Liabilities:
Accounts payable	0	0
Accrued expenses and other current liabilities	0	0
Deferred income taxes	(11.7)	0
Income taxes payable	(86.2)	(65.4)
Total Current Liabilities	(97.9)	(65.4)
Long-term debt	0	0
Deferred income taxes	0	0
Other non-current liabilities	0	0
Due to affiliates	(1,491.4)	(1,290.3)
Total Liabilities	(1,589.3)	(1,355.7)
Total Stockholders' Equity	(1,513.2)	(1,299.5)
Total Liabilities and Stockholders' Equity	$ (3,102.5)	$ (2,655.2)

Guarantor/Non-Guarantor Financial Information, Condensed Consolidated Statements of Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	$ 189.9	$ 248.7	$ 184.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(50.5)	(29.5)	(18.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0	(2)	(0.7)
Net cash used in investing activities	(55)	(36.1)	(37.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352	821.5	308.8
Repayments of long-term revolving credit facility	(287)	(643.5)	(197.8)
Net activity in investment in and advances from (to) subsidiaries and affiliates	0	0	0
Payment of deferred financing costs	(2.3)	(6.2)	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	(152.6)	(365.9)	(250)
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(70.8)	(148.9)	(106.4)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	67.9	57.8	39.6
CASH AND CASH EQUIVALENTS, beginning of period	111.4	53.6	14
CASH AND CASH EQUIVALENTS, end of period	179.3	111.4	53.6
Tempur-Pedic International Inc. (Ultimate Parent) [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	(43.6)	(24.6)	(30.4)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Other	0	0	0
Net cash used in investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	0
Repayments of long-term revolving credit facility	0	0	0
Net activity in investment in and advances from (to) subsidiaries and affiliates	187	363.9	252.1
Payment of deferred financing costs	(2.2)	0	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	(152.6)	(365.9)	(250)
Other	0	0	0
Net cash used in financing activities	43.6	(24.3)	30.7
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	0	(0.3)	0.3
CASH AND CASH EQUIVALENTS, beginning of period	0	0.3	0
CASH AND CASH EQUIVALENTS, end of period	0	0	0.3
Combined Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	140.5	192.4	136.7
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(36.7)	(18.8)	(11)
Acquisition of businesses, net of cash acquired	0	0	0
Other	(0.1)	(0.2)	(0.1)
Net cash used in investing activities	(36.8)	(19)	(11.1)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352	821.5	292.3
Repayments of long-term revolving credit facility	(287)	(643.5)	(179.3)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(170.8)	(360.1)	(242.5)
Payment of deferred financing costs	0	(6.1)	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	0	0	0
Other	0	0	0
Net cash used in financing activities	(95.3)	(169)	(123.9)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	8.4	4.4	1.7
CASH AND CASH EQUIVALENTS, beginning of period	10.8	6.4	4.7
CASH AND CASH EQUIVALENTS, end of period	19.2	10.8	6.4
Combined Non-Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	93	80.9	77.8
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(13.8)	(10.7)	(7.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0.1	(1.8)	(0.6)
Net cash used in investing activities	(18.2)	(17.1)	(26.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	16.5
Repayments of long-term revolving credit facility	0	0	(18.5)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(16.2)	(3.8)	(9.6)
Payment of deferred financing costs	(0.1)	(0.1)	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	0	0	0
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(19.1)	(4.2)	(13.2)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	59.5	53.7	37.6
CASH AND CASH EQUIVALENTS, beginning of period	100.6	46.9	9.3
CASH AND CASH EQUIVALENTS, end of period	160.1	100.6	46.9
Eliminations [Member]
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS [Abstract]
Net cash from operating activities	0	0	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	0	0	0
Acquisition of businesses, net of cash acquired	0	0	0
Other	0	0	0
Net cash used in investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	0	0	0
Repayments of long-term revolving credit facility	0	0	0
Net activity in investment in and advances from (to) subsidiaries and affiliates	0	0	0
Payment of deferred financing costs	0	0	0
Proceeds from issuance of common stock	0	0	0
Excess tax benefit from stock based compensation	0	0	0
Treasury stock repurchased	0	0	0
Other	0	0	0
Net cash used in financing activities	0	0	0
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
CASH AND CASH EQUIVALENTS, beginning of period	0	0	0
CASH AND CASH EQUIVALENTS, end of period	$ 0	$ 0	$ 0

VALUATION AND QUALIFYING ACCOUNTS SCHEDULE II (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 6.8	$ 7.4	$ 9
Charges to Costs and Expenses	2.5	1.6	0.5
Charged to Other Accounts	0	0	0
Deductions	(1.1)	(2.2)	(2.1)
Balance at End of Period	8.2	6.8	7.4
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	2.9	8.8	9.8
Charges to Costs and Expenses	0	0	0
Charged to Other Accounts	0	0	0
Deductions	(2.8)	(5.9)	(1)
Balance at End of Period	$ 0.1	$ 2.9	$ 8.8